GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
BANK LOANS (80.27%)(b)

AEROSPACE & DEFENSE (6.69%)
Air Comm Corp. LLC Term Loan(c)	United States	3M US L + 6.50%	7.50%	06/30/25	$1,688,960	$1,688,960
Bleriot US Bidco, Inc., Second Lien Initial Term Loan	United States	3M US L + 8.50%	8.70%	10/29/27	198,113	199,268
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan(d)	United States	3M US L + 3.50%	3.70%	04/06/26	964,203	937,249
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan(d)	United States	3M US L + 3.50%	3.70%	04/06/26	518,389	503,897
Forming Machining Industries Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 4.25%	4.45%	10/09/25	685,332	593,289
Forming Machining Industries Holdings LLC, Second Lien Initial Term Loan(c)	United States	3M US L + 8.25%	8.45%	10/09/26	310,000	257,300
Jazz Acquisition, Inc., First Lien Initial Term Loan	United States	1M US L + 4.25%	4.36%	06/19/26	213,753	204,012
Jazz Acquisition, Inc., Second Lien Initial Term Loan	United States	1M US L + 8.00%	8.11%	06/18/27	1,058,702	870,782
Kellstrom Commercial Aerospace, Inc. - Initial Term Loan(c)	United States	3M US L + 5.50%	6.50%	07/01/25	2,277,726	2,095,508
Kellstrom Commercial Aerospace, Inc. - Revolver(c)(e)	United States	3M US L + 5.50%	6.92%	07/01/25	433,577	398,891
MB Aerospace Holdings II Corp., First Lien Initial Term Loan(d)	United States	3M US L + 3.50%	4.50%	01/22/25	1,654,654	1,544,479
MRO Holdings, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	5.20%	06/04/26	1,009,053	976,683
Nordam Group LLC, First Lien Initial Term Loan	United States	1M US L + 5.50%	5.63%	04/09/26	1,108,649	1,047,673
Novaria Holdings LLC, First Lien Initial Term Loan(c)	United States	3M US L + 5.50%	6.50%	01/27/27	539,277	533,884
Peraton Corp., First Lien B Term Loan(f)	United States	3M US L + 3.75%	4.50%	02/23/28	954,744	956,338
Peraton Corp., First Lien Delayed Draw Term Loan(d)(e)(f)	United States	L + 3.75%		02/23/28	1,680,260	1,683,066
Peraton Corp., Second Lien B1 Term Loan(c)(d)	United States	L + 8.00%		02/24/29	541,097	551,919
PICP Project Sprint Intermediate II LLC(c)(g)(h)	United States		20.00%	06/30/21	757,438	768,800
Salient CRGT, Inc., First Lien Initial Term Loan	United States	3M US L + 6.50%	7.50%	02/28/22	1,427,509	1,409,130
Sprint Intermediate Holding I Term Loan(c)(g)(h)	United States		16.00%	06/30/26	2,230,479	2,236,056
TransDigm, Inc., First Lien Tranche E Refinancing Term Loan(f)	United States	1M US L + 2.25%	2.36%	05/30/25	492,494	483,163
TransDigm, Inc., First Lien Tranche F Refinancing Term Loan(f)	United States	1M US L + 2.25%	2.36%	12/09/25	1,143,669	1,121,510
Turbocombustor Technology, Inc., First Lien Term Loan(c)(g)	United States	1M US L + 10.25%	11.25%	07/15/27	2,992,556	2,992,556
Vectra Co., First Lien Initial Term Loan(f)	United States	1M US L + 3.25%	3.36%	03/08/25	1,233,560	1,213,361
Wheels Up Partners LLC, First Lien Class A Notes Term Loan(c)	United States	3M US L + 6.50%	7.50%	03/01/24	254,457	251,913
Whitcraft LLC, First Lien Initial Term Loan(c)	United States	3M US L + 6.00%	7.00%	04/03/23	3,506,991	3,331,642
Whitcraft LLC, First Lien Revolving Term Loan(c)(e)	United States	L + 0.50%		04/03/23	158,575	150,646
WP CPP Holdings LLC, First Lien Initial Term Loan	United States	3M US L + 3.75%	4.75%	04/30/25	2,604,606	2,540,037

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
AEROSPACE & DEFENSE (continued)
WP CPP Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 7.75%	8.75%	04/30/26	$1,069,457	$951,817
						32,493,829
AUTOMOTIVE (2.86%)
CST Buyer Company, First Lien Tranche B Term Loan(c)	United States	3M US L + 6.00%	7.00%	10/03/25	4,634,444	4,634,445
CST Buyer Company, Revolving Credit Facility Term Loan(c)(e)	United States	L + 0.50%		10/03/25	233,472	233,472
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan(d)(f)	United States	1M US L + 3.25%	3.36%	03/20/25	2,008,841	2,005,074
Midas Intermediate Holdco II LLC, First Lien Closing Date Term Loan(d)	United States	3M US L + 6.75%	7.50%	12/22/25	2,313,745	2,375,928
Project Boost Purchaser LLC, First Lien Tranche 1 Term Loan(f)	United States	1M US L + 3.50%	3.61%	06/01/26	1,435,032	1,418,443
Project Boost Purchaser LLC, Second Lien Term Loan(c)	United States	1M US L + 8.00%	8.11%	05/31/27	448,768	446,524
Truck Hero, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.75%	4.50%	01/31/28	400,419	400,059
Wheel Pros LLC, First Lien Initial Term Loan(d)	United States	1M US L + 5.25%	6.25%	11/10/27	2,365,100	2,363,633
						13,877,578
BANKING (0.05%)
TNS, Inc., First Lien Initial Term Loan	United States	1M US L + 4.00%	4.11%	08/14/22	234,819	234,427

BEVERAGE, FOOD, & TOBACCO (2.31%)
Carrols Restaurant Group, Inc., First Lien Cov-Lite Incremental TLB Term Loan	United States	3M US L + 6.25%	7.25%	04/30/26	1,985,000	1,987,481
City Brewing Company LLC, First Lien B Term Loan(c)(d)(f)	United States	L + 3.50%		03/31/28	509,676	507,128
Froneri International, Ltd., First Lien Facility B1 Term Loan	United Kingdom	6M EUR L + 2.63%	2.63%	01/29/27	€650,024	754,903
Froneri International, Ltd., First Lien Facility B2 Term Loan(f)	United Kingdom	1M US L + 2.25%	2.36%	01/29/27	$995,000	982,846
H-Food Holdings LLC, First Lien Initial Term Loan(d)(f)	United States	1M US L + 3.69%	3.80%	05/23/25	2,537,054	2,515,921
K-Mac Holdings Corp., Second Lien Initial Term Loan	United States	1M US L + 6.75%	6.86%	03/16/26	1,002,890	995,619
Quidditch Acquisition, Inc., First Lien B Term Loan	United States	3M US L + 7.00%	8.00%	03/21/25	1,557,452	1,526,303
Sigma Holdco B.V., First Lien Facility B2 Term Loan(f)	Netherlands	6M US L + 3.00%	3.26%	07/02/25	1,987,264	1,965,404
						11,235,605
CAPITAL EQUIPMENT (6.10%)
10945048 Canada, Inc., Second Lien Term Loan(c)	Canada	3M CDOR + 8.00%	9.00%	09/21/26	CAD 1,585,500	1,261,637
ACProducts, Inc., First Lien Initial Term Loan(f)	United States	3M US L + 6.50%	7.50%	08/18/25	$1,965,803	2,011,017
ASP Unifrax Holdings, Inc., First Lien EUR Term Loan	United States	3M EUR L + 3.75%	3.75%	12/12/25	€615,277	678,848
ASP Unifrax Holdings, Inc., First Lien USD Term Loan	United States	3M US L + 3.75%	3.95%	12/12/25	$1,474,827	1,406,638
ASP Unifrax Holdings, Inc., Second Lien Term Loan	United States	3M US L + 8.50%	8.68%	12/14/26	917,431	843,271

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
CAPITAL EQUIPMENT (continued)
Avaya, Inc., First Lien Tranche B Term Loan(d)(f)	United States	L + 4.25%		12/15/24	$49,290	$49,343
Avaya, Inc., First Lien Tranche B-2 Term Loan(f)	United States	1M US L + 4.00%	4.11%	12/15/27	495,170	495,703
Blackbird Purchaser, Inc., Second Lien Incremental Term Loan(c)	United States	3M US L + 8.50%	8.70%	04/08/27	1,418,860	1,369,200
C&D Technologies, Inc., First Lien B Term Loan	United States	1M US L + 5.75%	5.86%	12/20/25	1,708,941	1,696,124
Cohu, Inc., First Lien Initial B Term Loan(d)(f)	United States	1M US L + 3.00%	3.11%	10/01/25	586,246	581,972
Crosby Group LLC, First Lien Initial Term Loan(f)	United States	1M US L + 4.75%	4.86%	06/26/26	874,818	870,400
Cyxtera DC Holdings, Inc., First Lien Initial Term Loan	United States	3M US L + 3.00%	4.00%	05/01/24	1,452,793	1,397,652
Electronics for Imaging, Inc., First Lien Initial Term Loan	United States	1M US L + 5.00%	5.11%	07/23/26	1,230,070	1,161,536
Electronics for Imaging, Inc., Second Lien Initial Term Loan(c)	United States	1M US L + 9.00%	9.11%	07/23/27	2,057,305	1,676,704
Engineered Controls Intl, LLC, Term Loan(c)	United States	3M US L + 7.00%	8.50%	11/05/24	4,094,856	4,094,856
Erpe Bidco, Ltd., First Lien Facility B EUR Term Loan	United Kingdom	3M EUR L + 4.00%	4.00%	10/04/24	€1,536,058	1,360,013
Excelitas Technologies Corp., First Lien Initial Euro Term Loan	United States	3M EUR L + 3.50%	3.50%	12/02/24	22,083	25,913
Excelitas Technologies Corp., First Lien Initial USD Term Loan(f)	United States	3M US L + 3.50%	4.50%	12/02/24	$493,371	493,972
LEB Holdings , Inc., First Lien Initial Term Loan	United States	3M US L + 4.00%	4.75%	11/02/27	262,561	263,382
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan(c)	United States	1M US L + 4.25%	5.25%	10/19/27	420,319	422,946
Ohio Transmission Corporation, Term Loan(c)	United States	3M US L + 8.50%	8.70%	04/09/27	1,961,592	1,892,936
Rackspace Technology Global, Inc., First Lien 2021 B Term Loan(f)	United States	3M US L + 2.75%	3.50%	02/15/28	1,486,989	1,475,755
Robertshaw US Holding Corp., First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	4.50%	02/28/25	1,918	1,810
Shape Technologies Group, Inc., First Lien Initial Term Loan(d)	United States	1M US L + 3.00%	3.11%	04/21/25	1,704,577	1,560,293
WireCo WorldGroup, Inc., First Lien Initial Term Loan	United States	3M US L + 5.00%	6.00%	09/29/23	1,925,350	1,884,639
WireCo WorldGroup, Inc., Second Lien Initial Term Loan	United States	6M US L + 9.00%	10.00%	09/30/24	750,000	681,094
						29,657,654
CHEMICALS, PLASTICS, & RUBBER (2.53%)
AI PLEX AcquiCo GmbH, First Lien Facility B Term Loan(f)	United States	6M US L + 5.00%	5.23%	07/31/26	477,953	477,802
Ascend Performance Materials Operations LLC, First Lien 2021 Refinancing Term Loan(f)	United States	3M US L + 4.75%	5.50%	08/27/26	1,942,783	1,971,721
ASK Chemicals GmbH, First Lien Facility B Term Loan	Germany	6M EUR L + 5.50%	5.50%	05/12/23	€1,000,000	1,062,036
ASP Chromaflo Intermediate Holdings, Inc., First Lien Initial Tranche B-1 Term Loan(c)(f)	United States	1M US L + 3.50%	4.50%	11/20/23	$218,550	218,550

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
CHEMICALS, PLASTICS, & RUBBER (continued)
ASP Chromaflo Intermediate Holdings, Inc., First Lien Initial Tranche B-2 Term Loan(c)(f)	United States	1M US L + 3.50%	4.50%	11/20/23	$284,185	$284,185
CPC Acquisition Corp., First Lien Initial Term Loan(f)	United States	3M US L + 3.75%	4.50%	01/14/28	493,194	494,018
CPC Acquisition Corp., Second Lien Initial Term Loan	United States	3M US L + 7.75%	8.50%	12/29/28	924,085	937,947
LSF11 Skyscraper Holdco S.a r.l., First Lien Facility B3 Term Loan(c)(d)(f)	Luxembourg	L + 3.50%		09/29/27	654,281	654,281
Nouryon Finance B.V., First Lien Initial Dollar Term Loan(f)	Netherlands	1M US L + 2.75%	2.86%	10/01/25	1,714,967	1,691,207
Plaskolite PPC Intermediate II LLC, First Lien Initial Retired 04/07/2021 Term Loan(f)	United States	3M US L + 4.25%	5.25%	02/23/28	680,471	682,634
V Global Holdings LLC, First Lien Facility Term Loan(c)	United States	1M US L + 6.00%	7.00%	12/22/27	2,296,875	2,273,906
V Global Holdings LLC, Revolving Credit(c)(e)	United States	L + 6.00%		12/22/25	371,009	367,299
Venator Finance SARL, First Lien Initial Term Loan(f)	Luxembourg	1M US L + 3.00%	3.11%	08/08/24	1,184,465	1,170,157
						12,285,743
CONSTRUCTION & BUILDING (2.03%)
LSF10 XL Bidco S.C.A, TL(d)	Luxembourg	L + 4.25%		03/30/28	€1,430,932	1,672,187
Playpower, Inc., First Lien Initial Term Loan(d)(f)	United States	L + 5.50%		05/08/26	$1,962,762	1,940,681
Recess Holdings, Inc., First Lien Initial Term Loan(f)	United States	3M US L + 3.75%	4.75%	09/30/24	1,994,845	1,980,931
Sequa Mezzanine Holdings LLC, First Lien Extended Term Loan	United States	3M US L + 6.75%	7.75%	11/28/23	1,118,041	1,124,793
TAMKO Building Products LLC, First Lien Initial Term Loan(d)(f)	United States	L + 3.00%		05/29/26	109,589	109,384
Watlow Electric Manufacturing Company, First Lien Initial Term Loan(d)(f)	United States	L + 4.00%		03/17/28	672,430	672,434
Wilsonart LLC, First Lien Tranche E Term Loan(d)(f)	United States	L + 3.50%		12/22/26	1,346,220	1,345,016
Yak Access LLC, Second Lien Initial Term Loan	United States	3M US L + 10.00%	10.19%	07/10/26	1,250,000	1,028,906
						9,874,332
CONSUMER GOODS: DURABLE (2.59%)
Amer Sports Holding Oy, First Lien Facility B Term Loan(d)	Finland	L + 4.50%		03/30/26	€812,416	944,050
Auris Luxembourg III SARL, First Lien Facility B1A Term Loan	Denmark	6M EUR L + 4.00%	4.00%	02/27/26	795,720	924,629
Auris Luxembourg III SARL, First Lien Facility B2 Term Loan(f)	Denmark	1M US L + 3.75%	3.86%	02/27/26	$1,133,716	1,102,539
Harbor Freight Tools USA, Inc., First Lien Initial (2020) Term Loan(f)	United States	1M US L + 3.00%	3.75%	10/19/27	2,141,842	2,142,324
Hayward Industries, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	3.61%	08/05/24	1,789,124	1,791,736
New Milani Group LLC, First Lien Term Loan(c)	United States	3M US L + 2.50%	6.50%	06/06/24	780,000	709,800
TLC Purchaser, Inc. Delayed Draw Term Loan(c)(e)	United States	L + 0.50%		10/13/25	623,197	604,501
TLC Purchaser, Inc. Revolver Loan(c)(e)	United States	L + 0.50%		10/13/25	778,763	755,400

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
CONSUMER GOODS: DURABLE (continued)
TLC Purchaser, Inc. Term Loan B(c)	United States	3M US L + 5.75%	6.75%	10/13/25	$3,700,494	$3,589,479
						12,564,458
CONSUMER GOODS: NON-DURABLE (0.96%)
ABG Intermediate Holdings 2 LLC, First Lien 2021 Refinancing Term Loan(f)	United States	3M US L + 3.25%	4.00%	09/27/24	249,175	248,820
FL Hawk Intermediate Holdings, Inc. TL(c)	United States	3M US L + 9.00%	10.00%	08/22/28	924,225	896,499
Kronos Acquisition Holdings, Inc., First Lien Tranche B-1 Term Loan(f)	Canada	3M US L + 3.75%	4.25%	12/22/26	670,570	661,886
New Era Cap Co., Inc., First Lien A Term Loan(c)	United States	3M US L + 6.50%	7.50%	09/10/23	1,762,780	1,762,780
Plaze, Inc., First Lien 2021-1 Term Loan(f)	United States	1M US L + 3.75%	4.50%	08/03/26	625,000	623,959
Plaze, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	3.61%	08/03/26	495,000	490,671
						4,684,615
CONTAINERS, PACKAGING, & GLASS (1.92%)
Anchor Packaging LLC, First Lien Initial Term Loan(c)(f)	United States	1M US L + 4.00%	4.11%	07/18/26	511,626	512,905
Ball Metalpack Finco LLC, First Lien Initial Term Loan(f)	United States	3M US L + 4.50%	4.69%	07/31/25	400,278	399,487
BWay Holding Company, First Lien Initial Term Loan(f)	United States	3M US L + 3.25%	3.44%	04/03/24	2,625,242	2,573,065
Flex Acquisition Company, Inc., First Lien 2021 Specified Refinancing Term Loan(f)	United States	1M US L + 3.50%	4.00%	03/02/28	28,881	28,570
Jadex, Inc., First Lien 2021 Refinancing Term Loan(d)(f)	United States	L + 4.75%		02/18/28	1,289,495	1,274,988
Pro Mach Group, Inc., First Lien Initial Term Loan(d)(f)	United States	1M US L + 2.75%	2.86%	03/07/25	2,324,914	2,286,808
ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan(f)	United States	3M US L + 4.00%	5.00%	11/03/25	648,674	649,212
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan(f)	United States	6M US L + 3.25%	3.75%	03/03/28	865,087	858,059
Tricorbraun Holdings, Inc., First Lien Delayed Draw Term Loan(e)(f)	United States	6M US L + 3.25%	3.75%	03/03/28	194,584	193,003
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan(f)	United States	3M US L + 3.00%	4.00%	10/17/24	556,396	552,137
						9,328,234
ENERGY: OIL & GAS (0.65%)
AMH Litigation Trust Initial Loan(c)(i)	United States			06/06/25	1,044	1,044
BlackBrush Oil & Gas LP, First Lien Term Loan(c)(g)	United States	3M US L + 5.00%	8.00%	09/03/25	815,031	815,031
Lower Cadence Holdings LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	4.11%	05/22/26	892,340	873,007
Oxbow Carbon LLC, First Lien Term Loan(f)	United States	1M US L + 4.25%	5.00%	10/17/25	1,467,962	1,473,100
						3,162,182
ENVIRONMENTAL INDUSTRIES (0.10%)
WIN Waste Innovations Holdings, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 2.75%	3.25%	03/24/28	465,447	464,672

FIRE: FINANCE (1.99%)
Advisor Group Holdings, Inc., First Lien B-1 Term Loan(f)	United States	1M US L + 4.50%	4.61%	07/31/26	2,673,525	2,676,039
Claros Mortgage Trust, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 5.00%	6.00%	08/09/26	2,068,306	2,073,476

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
FIRE: FINANCE (continued)
DRW Holdings LLC, First Lien Initial Term Loan(c)(f)	United States	1M US L + 3.75%	3.86%	03/01/28	$976,767	$976,156
Hudson River Trading LLC, First Lien Term Loan(c)(f)	United States	3M US L + 3.00%	3.14%	03/20/28	1,990,265	1,975,338
ION Trading Finance, Ltd., First Lien Initial Dollar (2021) Term Loan(d)(f)	Ireland	L + 4.75%		03/26/28	1,976,506	1,978,976
						9,679,985
FIRE: INSURANCE (0.64%)
Hub International, Ltd., First Lien Initial Term Loan(f)	United States	3M US L + 3.00%	3.22%	04/25/25	1,648,599	1,627,793
Tempo Acquisition LLC, First Lien Extended Term Loan(f)	United States	1M US L + 3.25%	3.75%	11/02/26	1,497,694	1,499,102
						3,126,895
FIRE: REAL ESTATE (0.14%)
Strand Court Limited, Facility A Tranche 4(c)	United Kingdom	6M EUR L + 6.75%	7.25%	02/13/23	€340,216	395,981
Strand Court Limited, Facility A Tranche 5(c)	United Kingdom	6M EUR L + 6.75%	7.25%	02/13/23	240,148	279,510
						675,491
FOREST PRODUCTS & PAPER (0.42%)
Solenis Holdings LLC, First Lien Initial Dollar Term Loan(f)	United States	3M US L + 4.00%	4.19%	06/26/25	$14,606	14,587
Solenis Holdings LLC, Second Lien Initial Dollar Term Loan	United States	3M US L + 8.50%	8.69%	06/26/26	2,036,269	2,044,068
						2,058,655
HEALTHCARE & PHARMACEUTICALS (8.28%)
AEA Holdings SARL(c)(g)	Luxembourg	6M US L + 9.25%	10.25%	11/17/24	2,525,512	2,525,512
Amneal Pharmaceuticals LLC, First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	3.63%	05/04/25	1,231,250	1,211,574
athenahealth, Inc., First Lien B-1 Term Loan(d)(f)	United States	3M US L + 4.25%	4.45%	02/11/26	2,174,094	2,182,247
Bausch Health Companies, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.00%	3.11%	06/02/25	1,497,861	1,494,880
BioClinica Holding I LP, First Lien Initial Term Loan	United States	1M US L + 4.25%	5.25%	10/20/23	566,646	566,881
Chip Holdco, Ltd., First Lien B Term Loan(c)	United Kingdom	6M US L + 4.50%	4.76%	07/11/25	961,318	951,704
Curium BidCo SARL, First Lien Additional Senior Facility Term Loan(c)(f)	Luxembourg	3M US L + 4.25%	5.00%	10/27/27	701,595	704,226
Curium BidCo SARL, Second Lien 2nd lien TL Term Loan(c)	Luxembourg	3M US L + 7.75%	8.50%	10/27/28	811,462	829,720
Dentalcorp Health Services ULC, First Lien Initial Term Loan(f)	Canada	1M US L + 3.75%	4.75%	06/06/25	1,109,651	1,102,715
Endo Luxembourg Finance Company I SARL, First Lien 2021 Term Loan(d)(f)	United States	1M US L + 5.00%	5.75%	03/10/28	2,798,379	2,775,054
Ensemble RCM LLC, First Lien Closing Date Term Loan(f)	United States	3M US L + 3.75%	3.96%	08/03/26	1,241,655	1,241,363
Envision Healthcare Corp., First Lien Initial Term Loan	United States	1M US L + 3.75%	3.86%	10/10/25	1,345,740	1,165,472
eResearchTechnology, Inc., First Lien Initial Term Loan	United States	1M US L + 4.50%	5.50%	02/04/27	1,248,486	1,251,607
eResearchTechnology, Inc., First Lien Term Loan(c)(d)(f)	United States	L + 4.50%		02/04/27	992,295	994,776

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HEALTHCARE & PHARMACEUTICALS (continued)
Genesis Care Finance Pty, Ltd., First Lien Facility B4 Term Loan	United States	3M EUR L + 4.75%	4.75%	05/14/27	€561,618	$659,765
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan	United States	3M US L + 5.00%	6.00%	05/14/27	$358,554	357,808
Golden State Buyer, Inc., First Lien Initial Term Loan(c)(f)	United States	1M US L + 4.75%	5.50%	06/21/26	2,635,500	2,642,089
Mendel Bidco, Inc., Term Loan(c)	United States	3M US L + 4.50%	4.50%	06/17/27	2,715,805	2,715,805
Mertus 522. GmbH, Acquisition/Capex Facility(c)	Germany	6M EUR L + 6.25%	6.25%	05/28/26	€467,970	543,302
Mertus 522. GmbH, Facility B(c)	Germany	6M EUR L + 6.00%	6.00%	05/28/26	800,751	929,654
National Mentor Holdings, Inc., First Lien Delayed Term Loan(e)(f)	United States	L + 4.75%		03/02/28	$194,020	193,074
National Mentor Holdings, Inc., First Lien Initial C Term Loan(d)(f)	United States	L + 4.25%		03/09/26	29,422	29,265
National Mentor Holdings, Inc., First Lien Initial C Term Loan(f)	United States	3M US L + 0.75%	0.75%	03/02/28	57,155	56,876
National Mentor Holdings, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 0.75%	0.75%	03/02/28	1,734,774	1,726,317
National Mentor Holdings, Inc., First Lien Initial Term Loan(d)(f)	United States	L + 4.25%		03/09/26	644,555	641,129
National Mentor Holdings, Inc., Second Lien Initial Term Loan(c)	United States	3M US L + 7.25%	8.00%	02/17/29	1,609,442	1,629,560
Option Care Health, Inc., First Lien B Term Loan(f)	United States	1M US L + 3.75%	3.86%	08/06/26	963,436	960,878
Parexel International Corp., First Lien Initial Term Loan(d)(f)	United States	1M US L + 2.75%	2.86%	09/27/24	2,583,922	2,556,739
Revint Intermediate II LLC, First Lien Initial Term Loan	United States	1M US L + 5.00%	5.75%	10/15/27	1,135,033	1,140,709
Soursop, Ltd., Acquisition/Capex Facility(c)(e)	Ireland	3M EUR L + 5.50%	5.66%	11/03/25	€1,119,435	1,312,766
Soursop, Ltd., First Lien Term Loan(c)	Ireland	3M EUR L + 5.50%	5.75%	11/03/25	432,376	507,049
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan(f)	United States	3M US L + 3.00%	4.00%	06/23/24	$401,608	397,062
Upstream Rehabilitation, Inc., Second Lien Term Loan(c)	United States	1M US L + 8.50%	8.61%	11/20/27	456,140	444,737
US Radiology Specialists, Inc., First Lien Initial Term Loan	United States	3M US L + 5.50%	6.25%	12/15/27	1,790,140	1,799,378
						40,241,693
HIGH TECH INDUSTRIES (10.92%)
AMI US Holdings Inc. Revolver Loan(c)(e)	United States	1M US L + 5.50%	5.61%	04/01/24	145,361	145,361
AMI US Holdings Inc. Term Loan(c)	United States	1M US L + 5.50%	6.50%	04/01/25	1,085,382	1,085,382
AppLovin Corp., First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	3.61%	08/15/25	1,471,482	1,472,026
Arches Buyer, Inc., First Lien Refinancing Term Loan(f)	United States	1M US L + 3.25%	3.75%	12/06/27	1,428,571	1,421,071
Aristocrat Leisure, Ltd., First Lien Initial Term Loan(f)	Australia	3M US L + 3.75%	4.75%	10/19/24	280,479	281,970
Australian Technology LTD, 2021 Term Loan(c)	Australia	3M BBSY + 5.75%	6.75%	09/12/24	AUD 3,528,484	2,653,258
Barracuda Networks, Inc., Second Lien 2nd Lien Term Loan	United States	3M US L + 6.75%	7.50%	10/30/28	$532,670	543,656
Boxer Parent Company, Inc., First Lien 2021 Replacement Dollar Term Loan(f)	United States	1M US L + 3.75%	3.86%	10/02/25	1,837,899	1,832,367

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HIGH TECH INDUSTRIES (continued)
Cardinal Parent, Inc., First Lien Initial Term Loan(f)	United States	3M US L + 4.50%	5.25%	11/12/27	$753,949	$757,089
Cast & Crew Payroll LLC, First Lien Initial Term Loan(f)	United States	1M US L + 3.75%	3.86%	02/09/26	745,255	735,824
Castle US Holding Corp., First Lien Initial Dollar Term Loan(f)	United States	3M US L + 3.75%	3.95%	01/29/27	995,825	985,244
CB Nike Intermediateco Ltd. Closing Date Term Loan(c)	Israel	3M US L + 4.75%	5.75%	10/31/25	2,455,200	2,455,200
CB Nike Intermediateco Ltd. Revolver Loan(c)(e)	Israel	L + 0.50%		10/31/25	310,000	310,000
CMI Marketing, Inc., First Lien Initial Term Loan(f)	United States	3M US L + 4.75%	5.50%	03/23/28	1,204,964	1,197,439
Concorde Lux, First Lien Facility B Term Loan	Luxembourg	3M EUR L + 4.00%	4.00%	02/18/28	€297,892	350,215
Constant Contact, Inc. Delayed Term Loan(c)(e)(f)	United States	L + 4.50%		02/10/28	$423,274	421,158
Constant Contact, Inc., First Lien Initial Term Loan(c)(f)	United States	3M US L + 4.00%	4.50%	02/10/28	1,575,520	1,567,642
Cornerstone OnDemand, Inc., First Lien Term Loan(f)	United States	1M US L + 4.25%	4.36%	04/22/27	299,883	300,540
DCert Buyer, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 4.00%	4.11%	10/16/26	689,439	689,105
DCert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan	United States	1M US L + 7.00%	7.11%	02/19/29	903,693	912,169
Drilling Info Holdings, Inc. Delayed Draw Term Loan(c)(e)	United States	L + 4.25%		07/30/25	112,500	110,813
Drilling Info Holdings, Inc., First Lien Initial Term Loan(c)	United States	1M US L + 4.25%	4.36%	07/30/25	1,903,729	1,875,173
Endurance International Group Holdings, Inc., First Lien Initial Term Loan(d)	United States	L + 3.50%		02/10/28	567,378	562,413
Epicor Software Corp., First Lien C Term Loan(d)(f)	United States	L + 3.25%		07/30/27	1,046,486	1,044,900
Epicor Software Corp., Second Lien Initial Term Loan	United States	1M US L + 7.75%	8.75%	07/31/28	352,503	365,281
Everest Bidco SAS, First Lien Facility B Term Loan	France	3M EUR L + 3.25%	3.25%	07/04/25	€947,437	1,092,081
Everest Bidco SAS, Second Lien Term Loan(c)	France	3M GBP L + 7.50%	8.50%	07/03/26	£378,378	521,635
Fiserv Investment Solutions, Inc., First Lien B Term Loan(d)(f)	United States	L + 4.00%		02/18/27	$313,983	314,244
Grab Holdings, Inc., First Lien Initial Term Loan	Singapore	6M US L + 4.50%	5.50%	01/29/26	929,070	948,813
Helios Software Holdings, Inc., First Lien Initial Dollar (2021) Term Loan(f)	Luxembourg	3M US L + 3.75%	3.93%	03/11/28	1,511,752	1,503,255
IGT Holding IV AB, First Lien Term Loan(c)(d)(f)	Sweden	L + 3.75%		03/23/28	970,874	969,660
Infinite Bidco LLC, First Lien Initial Term Loan(f)	United States	3M US L + 3.75%	4.25%	03/02/28	543,003	540,288
Infinite Bidco LLC, Second Lien Initial Term Loan	United States	3M US L + 7.00%	7.50%	03/02/29	862,269	867,658
Informatica LLC, First Lien Dollar 2020 Term Loan(f)	United States	1M US L + 3.25%	3.36%	02/25/27	992,500	986,545
Ivanti Software, Inc., First Lien First Amendment Term Loan(d)(f)	United States	L + 4.00%		12/01/27	557,537	556,422

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HIGH TECH INDUSTRIES (continued)
Ivanti Software, Inc., First Lien Initial Term Loan	United States	3M US L + 4.75%	5.75%	12/01/27	$969,847	$975,002
Liftoff Mobile, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.50%	4.25%	02/17/28	528,247	526,926
LTI Holdings, Inc., First Lien Initial Term Loan(d)(f)	United States	1M US L + 3.50%	3.61%	09/06/25	2,984,760	2,945,272
LTI Holdings, Inc., Second Lien Initial Term Loan(c)	United States	1M US L + 6.75%	6.86%	09/06/26	275,478	274,445
MA FinanceCo. LLC, First Lien Tranche B-3 Term Loan(f)	United States	1M US L + 2.75%	2.86%	06/21/24	70,153	69,715
Milano Acquisition Corp., First Lien B Term Loan(d)	United States	L + 4.00%		10/01/27	1,441,628	1,438,024
MRI Software LLC, Delayed Draw Term Loan(c)(e)(g)	United States	L + 1.00%		02/10/26	63,933	63,933
MRI Software LLC, First Lien Closing Date Term Loan(c)(g)	United States	3M US L + 5.50%	6.50%	02/10/26	2,227,210	2,227,210
MRI Software LLC, First Lien Revolving Term Loan(c)(e)	United States	3M US L + 5.50%	6.50%	02/10/26	155,944	155,944
Oneshield, Inc., Revolver Loan(c)(e)	United States	L + 0.50%		09/09/26	115,942	115,942
Oneshield, Inc., Term Note(c)	United States	3M US L + 9.00%	10.00%	09/09/26	1,304,348	1,323,913
Project Alpha Intermediate Holding, Inc., First Lien 2021 Refinancing Term Loan(f)	United States	1M US L + 4.00%	4.11%	04/26/24	272,760	272,385
Project Ruby Ultimate Parent Corp., First Lien Closing Date Term Loan(f)	United States	3M US L + 3.25%	4.00%	03/10/28	344,700	343,839
RealPage, Inc., First Lien Term Loan(d)(f)	United States	L + 3.25%		02/18/28	1,286,004	1,281,716
Sabre GLBL, Inc., First Lien 2020 Other B Term Loan	United States	1M US L + 4.00%	4.75%	12/17/27	331,794	335,735
Seattle SpinCo, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 2.75%	2.86%	06/21/24	473,762	470,801
SolarWinds Holdings, Inc., First Lien 2018 Refinancing Term Loan(d)(f)	United States	L + 2.75%		02/05/24	1,999,947	1,965,718
Surf Holdings SARL, First Lien Dollar Tranche Term Loan(f)	United States	3M US L + 3.50%	3.68%	03/05/27	317,007	314,341
Symplr Software, Inc., First Lien Initial 2020 Term Loan(f)	United States	6M US L + 4.50%	5.25%	12/22/27	892,933	896,951
ThoughtWorks, Inc., First Lien Incremental Term Loan(d)(f)	United States	L + 3.25%		03/24/28	412,655	412,312
Utimaco Management GMBH, Facility C1(c)	Germany	6M EUR L + 4.25%	4.25%	08/09/27	€2,786,275	3,267,476
Verscend Holding Corp., First Lien B-1 Term Loan(d)(f)	United States	L + 4.00%		08/27/25	$107,312	107,461
Virtusa Corp., First Lien Closing Date Term Loan	United States	1M US L + 4.25%	5.00%	02/11/28	168,661	169,083
Vungle, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 5.50%	5.61%	09/30/26	758,936	762,021
						53,092,062
HOTEL, GAMING, & LEISURE (3.25%)
Aimbridge Acquisition Co., Inc., First Lien Initial (2019) Term Loan(c)	United States	1M US L + 3.75%	3.86%	02/02/26	1,189,456	1,158,233
Caesars Resort Collection LLC, First Lien B Term Loan(f)	United States	1M US L + 2.75%	2.86%	12/23/24	2,357,334	2,326,064
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan(d)	United States	3M US L + 4.00%	4.21%	03/29/24	3,917,167	3,514,247
Compass III, Ltd., First Lien Facility B2 Term Loan	Netherlands	6M EUR L + 4.25%	4.25%	05/09/25	€671,493	782,872

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HOTEL, GAMING, & LEISURE (continued)
HNVR Holdco, Ltd., First Lien Facility C Term Loan	United Kingdom	6M EUR L + 4.50%	4.50%	09/12/27	€1,353,619	$1,389,962
Hurtigruten Group AS, First Lien Term Loan	Norway	6M EUR L + 8.00%	8.00%	06/11/23	953,443	1,076,976
IRB Holding Corp., First Lien 2020 Replacement B Term Loan(f)	United States	3M US L + 2.75%	3.75%	02/05/25	$1,182,391	1,174,463
Playtika Holding Corp., First Lien B-1 Term Loan(f)	United States	1M US L + 2.75%	2.86%	03/13/28	1,058,860	1,054,228
Scientific Games International, Inc., First Lien Initial B-5 Term Loan(f)	United States	1M US L + 2.75%	2.86%	08/14/24	2,275,665	2,236,353
Whatabrands LLC, First Lien 2020 Refinancing Term Loan(f)	United States	1M US L + 2.75%	2.86%	08/02/26	1,076,258	1,070,877
						15,784,275
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.13%)
Cambium Learning Group, Inc., First Lien Initial Term Loan(f)	United States	3M US L + 4.50%	5.25%	12/18/25	647,344	648,924

MEDIA: BROADCASTING & SUBSCRIPTION (2.17%)
Altice Financing S.A., First Lien March 2017 Refinancing Term Loan(f)	Luxembourg	1M US L + 2.75%	2.86%	07/15/25	961,119	943,496
Altice Financing S.A., First Lien October 2017 USD Term Loan(f)	Luxembourg	3M US L + 2.75%	2.95%	01/31/26	692,842	680,284
E.W. Scripps Company, First Lien Tranche B-3 Term Loan(f)	United States	1M US L + 3.00%	3.75%	01/07/28	458,778	457,884
Hargray Communications Group, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 2.75%	3.75%	05/16/24	1,077,927	1,078,277
Radiate HoldCo LLC, First Lien B Term Loan(d)(f)	United States	L + 3.50%		09/25/26	877,710	878,408
Virgin Media Bristol LLC, First Lien N Facility Term Loan(f)	United States	1M US L + 2.50%	2.61%	01/31/28	500,000	496,223
Vital Holdco Limited, Facility B1(c)	United Kingdom	3M US L + 5.25%	6.25%	05/29/26	2,946,432	2,946,432
Vital Holdco Limited, Facility B2(c)	United Kingdom	3M US L + 5.25%	5.25%	05/29/26	€659,780	773,726
Ziggo Financing Partnership, First Lien I Facility Term Loan(f)	Netherlands	1M US L + 2.50%	2.61%	04/30/28	$2,332,500	2,312,312
						10,567,042
MEDIA: DIVERSIFIED & PRODUCTION (3.72%)
9 Story Media Group Inc. CAD, First Lien Term Loan(c)	Canada	3M CDOR + 5.50%	6.25%	04/30/26	CAD 1,731,852	1,378,095
9 Story Media Group Inc. Euro, First Lien Term Loan(c)	Canada	3M EUR L + 5.50%	5.25%	04/30/26	€774,550	908,318
9 Story Media Group Inc. Revolver, First Lien Term Loan(c)(e)	Canada	1M CDOR + 5.50%	6.25%	04/30/26	CAD 895,604	712,663
Crown Finance US, Inc., First Lien Initial B-1 Term Loan(g)(h)	United Kingdom		7.00%	05/23/24	$252,086	319,991
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan(g)(j)	United Kingdom	3M US L + 2.50%	3.50%	02/28/25	4,057	3,478
Getty Images, Inc., First Lien Initial Dollar Term Loan(f)	United States	1M US L + 4.50%	4.63%	02/19/26	994,869	987,512
Getty Images, Inc., First Lien Initial Euro Term Loan	United States	1M EUR L + 5.00%	5.00%	02/19/26	€290,568	340,752
Indy US Bidco LLC, First Lien Tranche B-1 Term Loan(f)	United States	3M US L + 4.00%	4.10%	02/05/28	$662,819	661,327
International Entertainment Investments, Ltd., First Lien C1 Term Loan(c)	United Kingdom	6M GBP L + 4.75%	4.82%	05/31/23	£619,048	853,423

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
MEDIA: DIVERSIFIED & PRODUCTION (continued)
International Entertainment Investments, Ltd., First Lien C2 Term Loan(c)	United Kingdom	6M GBP L + 4.75%	4.82%	05/31/23	£380,952	$525,183
MH Sub I LLC, First Lien 2020 June New Term Loan(f)	United States	1M US L + 3.75%	4.75%	09/13/24	$308,642	309,056
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan(d)(f)	United States	1M US L + 3.50%	3.61%	09/13/24	2,187,679	2,167,312
MH Sub I LLC, Second Lien 2021 Replacement Term Loan	United States	1M US L + 6.25%	6.36%	02/12/29	1,465,563	1,476,554
National CineMedia LLC, First Lien Initial Term Loan	United States	1M US L + 4.00%	5.00%	06/20/25	1,208,788	1,130,785
National CineMedia LLC, First Lien Term Loan(c)	United States	3M US L + 8.00%	8.04%	12/20/24	681,355	640,474
Recorded Books, Inc., First Lien 2021 Replacement Term Loan(d)(f)	United States	3M US L + 4.00%	4.11%	08/29/25	1,619,187	1,617,276
Tech 6, First Lien Tranche 1(g)	France	3M EUR L + 6.00%	6.00%	06/30/24	€282,512	366,753
Tech 6, First Lien Tranche 2(c)(g)	France	6M EUR L + 6.00%	6.00%	06/30/24	332,576	429,502
Technicolor USA, Inc., First Lien Tranche 1 Term Loan(g)	France	6M EUR L + 3.00%	3.00%	12/31/24	854,402	948,111
Technicolor USA, Inc., US New Money Loan(g)	France	6M US L + 12.00%	12.23%	06/30/24	$242,648	268,279
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	United States	1M US L + 2.75%	2.90%	05/18/25	1,941,504	1,839,847
William Morris Endeavor Entertainment LLC, First Lien B-2 Term Loan	United States	3M US L + 8.50%	9.50%	05/18/25	205,240	218,067
						18,102,758
METALS & MINING (0.35%)
American Consolidated Natural Resources, Inc., First Priority Term Loan(g)	United States	1M US L + 13.00%	17.00%	09/16/25	826,028	814,670
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan(c)	United States	3M US L + 5.50%	6.50%	08/28/26	906,497	904,230
						1,718,900
RETAIL (2.84%)
Ascena Retail Group, Inc., First Lien Tranche B Term Loan(g)(j)	United States	1M US L + 4.50%	5.25%	08/21/22	1,347,882	235,603
Casino, Guichard-Perrachon S.A., First Lien Facility Term Loan	France	3M EUR L + 5.50%	5.50%	01/31/24	€2,383,751	2,805,484
Eyemart Express LLC, First Lien Term Loan(f)	United States	1M US L + 3.00%	4.00%	08/04/24	$1,084,191	1,081,144
Financiere Abra SAS, Second Lien Facility Term Loan(d)	France	L + 8.00%		10/23/26	€500,000	584,523
Hunkemoller B.V., First Lien Term Loan	Netherlands	6M EUR L + 4.50%	4.50%	02/10/23	1,714,286	1,754,442
L1R HB Finance, Ltd., First Lien Facility B2 Term Loan(d)	United Kingdom	L + 4.25%		09/02/24	2,000,000	2,285,061
MED ParentCo LP, First Lien Delayed Draw Term Loan(f)	United States	1M US L + 4.25%	4.36%	08/31/26	$273,034	271,306
MED ParentCo LP, First Lien Initial Term Loan(f)	United States	1M US L + 4.25%	4.36%	08/31/26	1,088,787	1,081,895
RVR Dealership Holdings LLC, First Lien B Term Loan(f)	United States	3M US L + 3.00%	6.25%	02/08/28	635,680	634,886
Thrasio, LLC, Initial Delayed Draw Term Loan(c)(e)	United States	L + 7.00%		12/18/26	1,633,201	1,633,201
Thrasio, LLC, Initial Term Loan(c)	United States	2M US L + 7.00%	8.00%	12/18/26	1,425,725	1,425,726
						13,793,271

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
SERVICES: BUSINESS (7.76%)
Acuris Finance US, Inc., First Lien Initial Dollar Term Loan(c)(d)(f)	United States	L + 4.00%		02/16/28	$435,663	$432,940
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan(f)	United States	1M US L + 3.25%	3.36%	05/09/25	1,194,559	1,181,628
Alliant Holdings Intermediate LLC, First Lien 2019 New Term Loan(f)	United States	1M US L + 3.25%	3.36%	05/09/25	770,320	761,565
AMCP Clean Acquisition Company LLC, First Lien Delayed Draw Term Loan(c)	United States	1M US L + 4.25%	4.36%	07/10/25	160,080	126,463
AMCP Clean Acquisition Company LLC, First Lien Term Loan(c)	United States	1M US L + 4.25%	4.36%	07/10/25	661,546	522,622
Aptus 1724. GmbH Capex and Acquisition Facility(c)	Germany	3M US L + 6.25%	6.50%	02/23/28	€941,323	941,323
Aptus 1724. GmbH Facility B(c)	Germany	3M EUR L + 6.00%	6.25%	02/23/28	2,462,373	2,887,635
Aptus 1724. GmbH Revolving Facility(c)(e)	Germany	L + 6.00%		08/23/27	263,920	309,500
AqGen Ascensus, Inc., First Lien Seventh Amendment Replacement Term Loan(f)	United States	3M US L + 4.00%	5.00%	12/03/26	$827,211	827,857
Automate Intermediate Holdings II SARL(c)	Luxembourg	1M US L + 7.75%	7.86%	07/22/27	1,090,250	1,084,799
AVSC Holding Corp., First Lien 2020 B-1 Term Loan(g)	United States	3M US L + 3.50%	4.50%	03/03/25	2,391,152	2,134,498
AVSC Holding Corp., First Lien 2020 B-3 Term Loan(g)(h)	United States		15.00%	10/15/26	1,847,991	2,171,389
BBD Bidco, Ltd., First Lien Facility B1 Term Loan	United Kingdom	3M GBP L + 4.75%	4.80%	11/13/26	£819,435	1,126,453
BBD Bidco, Ltd., Second Lien Facility B1 Term Loan	United Kingdom	6M GBP L + 8.25%	8.30%	11/22/27	1,445,511	1,968,379
Comet Bidco, Ltd., First Lien Facility B Term Loan	United Kingdom	6M GBP L + 5.25%	5.37%	09/30/24	469,565	599,604
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	United Kingdom	6M US L + 5.00%	6.00%	09/30/24	$1,154,440	1,077,958
Genuine Financial Holdings LLC, First Lien Initial Term Loan(f)	United States	1M US L + 3.75%	3.86%	07/11/25	1,138,623	1,123,798
GHX Ultimate Parent Corp., First Lien Initial Term Loan(c)(f)	United States	3M US L + 3.25%	4.25%	06/28/24	678,335	675,792
Inmar, Inc., Initial Term Loan(f)	United States	3M US L + 4.00%	5.00%	05/01/24	615,434	609,922
Marnix SAS, First Lien Facility B (EUR) Term Loan	France	3M EUR L + 3.25%	3.25%	11/19/26	€464,705	544,133
Monotype Imaging Holdings, Inc., First Lien Term Loan	United States	3M US L + 5.50%	6.50%	10/09/26	$1,790,969	1,787,243
Monotype Imaging Holdings, Inc., TLB1 Term Loan(c)	United States	1M US L + 6.00%	7.00%	10/09/26	349,451	351,199
Refine Intermediate, Inc., Facility B Term Loan(c)	United States	3M US L + 4.75%	5.75%	03/03/27	1,915,751	1,915,751
Refine Intermediate, Inc., Revolving Facility Term Loan(c)(e)	United States	L + 4.75%		09/03/26	467,256	467,256
Research Now Group, Inc., First Lien Initial Term Loan(d)	United States	3M US L + 5.50%	6.50%	12/20/24	2,535,357	2,516,659
Research Now Group, Inc., Second Lien Term Loan(d)	United States	6M US L + 9.50%	10.50%	12/20/25	2,177,805	2,101,582
Sontiq, Inc. (fka EZShield, Inc), Initial Term Loan(c)	United States	3M US L + 7.00%	8.00%	03/01/26	2,100,054	2,058,053
Sontiq, Inc. (fka EZShield, Inc), Revolving Credit Facility(c)(e)	United States	L + 7.00%		03/01/26	123,549	121,078
Sophia LP, First Lien Closing Date Term Loan(f)	United States	3M US L + 3.75%	3.95%	10/07/27	1,450,986	1,452,350

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
SERVICES: BUSINESS (continued)
SumUp Holdings Midco SARL(c)(e)	Luxembourg	3M EUR L + 8.50%	10.00%	02/17/26	€3,299,189	$3,830,283
						37,709,712
SERVICES: CONSUMER (2.20%)
MZR Buyer, LLC, Initial Term Loan(c)	United States	3M US L + 6.75%	7.75%	12/21/26	$2,667,241	2,667,241
MZR Buyer, LLC, Revolving Loan(c)(e)	United States	L + 6.75%		12/21/26	341,954	341,954
Pathway Vet Alliance LLC, First Lien 2021 Replacement Term Loan(d)(f)	United States	1M US L + 3.75%	3.86%	03/31/27	739,596	736,283
Pearl Intermediate Parent LLC, First Lien Initial Term Loan(f)	United States	1M US L + 2.75%	2.86%	02/14/25	1,474,775	1,454,039
Titan Acquisitionco New Zealand, Ltd., First Lien 2020 Refinancing Term Loan(f)	United States	3M US L + 4.00%	4.20%	05/01/26	457,063	457,538
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan	United States	1M US L + 4.00%	4.11%	01/25/24	3,339,559	3,140,188
WeddingWire, Inc., Second Lien Initial Dollar Term Loan(c)	United States	3M US L + 8.25%	8.46%	12/21/26	533,333	512,000
Zeppelin Bidco Pty Limited(c)	Australia	6M BBSY + 5.00%	5.07%	06/28/24	AUD 1,804,348	1,370,492
						10,679,735
TELECOMMUNICATIONS (3.00%)
Connect Finco SARL, First Lien Amendment No. 1 Refinancing Term Loan(f)	United Kingdom	1M US L + 3.50%	4.50%	12/11/26	$1,489,994	1,487,044
DC Blox Inc., Initial Advance(c)(e)(g)	United States	1M US L + 8.00%	9.00%	03/22/26	4,633,275	4,552,193
GTT Communications B.V., First Lien Delayed Draw Term Loan(g)	United States	1M US L + 5.00%	8.50%	12/28/21	90,123	92,095
GTT Communications B.V., First Lien Initial Term Loan(g)	United States	1M US L + 5.00%	8.50%	12/28/21	79,391	81,127
GTT Communications, Inc., First Lien Closing Date U.S. Term Loan	United States	3M US L + 2.75%	2.86%	05/31/25	901,124	764,406
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan(c)	United States	3M US L + 5.00%	6.00%	06/15/23	45,679	45,222
Horizon Telcom, Inc., First Lien Revolving Term Loan(c)	United States	3M US L + 5.00%	6.00%	06/15/23	5,793	5,735
Horizon Telcom, Inc., First Lien Term Loan(c)	United States	3M US L + 5.00%	6.00%	06/15/23	672,579	665,853
Intelsat Jackson Holdings S.A., First Lien DIP Facility Term Loan	Luxembourg	3M US L + 5.50%	6.50%	07/13/21	78,688	79,829
LOGIX Holding Company LLC, First Lien Initial Term Loan	United States	1M US L + 5.75%	6.75%	12/22/24	333,900	322,213
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan(f)	United States	3M US L + 3.25%	4.25%	12/15/23	2,236,435	2,237,486
Masergy Holdings, Inc., Second Lien Initial Term Loan	United States	3M US L + 7.50%	8.50%	12/16/24	462,778	461,621
Matterhorn Telecom S.A., First Lien Facility B1 Term Loan	Luxembourg	3M EUR L + 2.63%	2.63%	09/15/26	€369,547	427,291
Mavenir Systems, Inc., First Lien Initial Term Loan	United States	3M US L + 6.00%	7.00%	05/08/25	$237,526	237,972
Northwest Fiber LLC, First Lien B-2 Term Loan(d)(f)	United States	1M US L + 3.75%	3.86%	04/30/27	947,625	947,625
Pulsant Acquisitions Ltd., First Lien Facility B Term Loan(c)	United Kingdom	6M GBP L + 5.25%	8.25%	05/31/23	£605,008	834,068
Zayo Group Holdings, Inc., First Lien Initial Dollar Term Loan(f)	United States	1M US L + 3.00%	3.11%	03/09/27	$1,337,300	1,328,307
						14,570,087

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
TRANSPORTATION: CARGO (0.97%)
Drive Chassis Holdco LLC, Second Lien B Term Loan	United States	3M US L + 8.25%	8.48%	04/10/26	$2,120,128	$2,155,778
Grammer Purchaser, Inc., First Lien Revolving Term Loan(c)(e)	United States	L + 4.75%		09/30/24	90,000	90,000
Grammer Purchaser, Inc., First Lien Term Loan(c)	United States	3M US L + 4.75%	5.75%	09/30/24	1,136,094	1,136,094
Naviera Armas S.A. Facility A(c)(g)	Spain	1M EUR L + 10.00%	10.00%	04/30/21	€149,618	175,458
Naviera Armas S.A. Facility B(c)(e)(g)	Spain	1M EUR L + 7.50%	10.00%	04/30/21	248,469	291,381
Naviera Armas S.A., Facility C(c)(g)	Spain	1M EUR L + 7.50%	10.00%	07/31/21	225,526	264,475
PODS LLC, First Lien Initial Term Loan(d)(f)	United States	L + 3.00%		03/19/28	$581,489	579,381
						4,692,567
TRANSPORTATION: CONSUMER (1.08%)
Lakeland Holdings LLC, Holdco First Lien Term Loan(g)(h)(j)	United States		13.25%	09/25/27	590,422	285,369
Lakeland Tours LLC, Priority Exit (New Money DIP) Term Loan(g)	United States	3M US L + 6.00%	13.25%	09/25/23	270,072	271,760
Lakeland Tours LLC, Second Out Term Loan(g)	United States	3M US L + 6.00%	8.75%	09/25/25	468,454	430,978
Lakeland Tours LLC, Third Out Term Loan(c)(g)	United States	3M US L + 6.00%	8.75%	09/25/25	588,075	473,400
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	United States	3M US L + 6.75%	7.75%	02/02/26	667,223	647,623
Toro Private Holdings III, Ltd., First Lien Initial (Super Priority) Term Loan(d)(g)	Luxembourg	3M US L + 8.00%	9.00%	02/28/25	470,540	480,146
Toro Private Holdings III, Ltd., First Lien Initial Term Loan(d)	United Kingdom	3M US L + 5.00%	5.20%	05/29/26	1,105,815	903,141
Uber Technologies, Inc., First Lien 2021 Incremental Term Loan(f)	United States	1M US L + 3.50%	3.61%	04/04/25	1,764,360	1,758,661
						5,251,078
UTILITIES: ELECTRIC (0.46%)
Frontera Generation Holdings LLC, First Lien DIP Interim Facility Term Loan(c)	United States	3M US L + 13.00%	14.00%	11/05/21	922,158	959,045
Frontera Generation Holdings LLC, First Lien Initial Term Loan(c)(j)	United States	3M US L + 4.25%	5.25%	05/02/25	9,516,763	1,284,763
						2,243,808
UTILITIES: OIL & GAS (0.37%)
Delek US Holdings, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 2.25%	2.36%	03/31/25	1,117,773	1,088,643
Traverse Midstream Partners LLC, First Lien Advance Term Loan(d)	United States	1M US L + 5.50%	6.50%	09/27/24	717,608	713,572
						1,802,215
WHOLESALE (0.79%)
84 Lumber Co., First Lien B-1 Term Loan(f)	United States	3M US L + 3.00%	3.75%	11/13/26	260,926	261,318
Akita Bidco SARL, First Lien Facility B3 Term Loan	Luxembourg	6M EUR L + 3.25%	3.25%	11/10/25	€1,003,827	1,172,671
Foundation Building Materials, Inc., Delayed Draw Term Loan(f)	United States	1M US L + 3.25%	3.75%	01/29/28	$277,341	275,157
Foundation Building Materials, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.25%	3.75%	01/31/28	479,570	475,793

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
WHOLESALE (continued)
SRS Distribution, Inc., First Lien Initial Term Loan(f)	United States	1M US L + 3.00%	3.11%	05/23/25	$1,672,972	$1,653,006
						3,837,945
TOTAL BANK LOANS
(Cost $387,073,238)						390,140,427

CORPORATE BONDS (32.62%)(h)
AEROSPACE & DEFENSE (1.89%)(k)
Booz Allen Hamilton, Inc.	United States		3.88%	09/01/28	$495,000	498,527
F-Brasile SpA	Italy		7.38%	08/15/26	2,876,000	2,896,707
Rolls-Royce PLC	United Kingdom		5.75%	10/15/27	419,000	446,361
Spirit AeroSystems, Inc.	United States		5.50%	01/15/25	556,000	588,665
Spirit AeroSystems, Inc.	United States		7.50%	04/15/25	1,265,000	1,363,139
TransDigm, Inc.	United States		4.63%	01/15/29	1,171,000	1,156,128
TransDigm, Inc.	United States		8.00%	12/15/25	150,000	163,500
Wolverine Escrow LLC	United States		8.50%	11/15/24	473,000	472,704
Wolverine Escrow LLC	United States		9.00%	11/15/26	1,601,000	1,602,481
						9,188,212
AUTOMOTIVE (0.30%)(k)
AAG FH LP	Canada		9.75%	07/15/24	1,303,000	1,267,167
Midas Intermediate Holdco II LLC	United States		7.88%	10/01/22	169,000	167,175
						1,434,342
BEVERAGE, FOOD, & TOBACCO (2.16%)
1011778 BC ULC(k)	Canada		5.75%	04/15/25	256,000	272,402
Chobani LLC(k)	United States		7.50%	04/15/25	1,622,000	1,691,462
H-Food Holdings LLC(k)	United States		8.50%	06/01/26	1,487,000	1,526,443
Kraft Heinz Foods Co.	United States		4.38%	06/01/46	1,017,000	1,065,573
Kraft Heinz Foods Co.	United States		4.88%	10/01/49	1,358,000	1,526,797
Post Holdings, Inc.(k)	United States		4.50%	09/15/31	1,044,000	1,033,821
Post Holdings, Inc.(k)	United States		5.75%	03/01/27	121,000	127,490
Quidditch Acquisition, Inc.(c)(k)	United States		11.25%	03/21/25	1,750,000	1,996,284
Simmons Foods, Inc.(k)	United States		4.63%	03/01/29	870,000	878,717
TreeHouse Foods, Inc.	United States		4.00%	09/01/28	375,000	378,354
						10,497,343
CAPITAL EQUIPMENT (1.58%)(k)
Avaya, Inc.	United States		6.13%	09/15/28	909,000	966,667
HAT Holdings I LLC	United States		3.75%	09/15/30	595,000	574,919
Manitowoc Co., Inc.	United States		9.00%	04/01/26	1,347,000	1,455,602
Masonite International Corp.	United States		5.38%	02/01/28	642,000	682,407
Resideo Funding, Inc.	United States		6.13%	11/01/26	1,126,000	1,188,955
Sensata Technologies BV	United States		4.00%	04/15/29	576,000	587,465
Sensata Technologies BV	United States		5.00%	10/01/25	152,000	168,245
Standard Industries, Inc.	United States		4.75%	01/15/28	738,000	765,933
Standard Industries, Inc.	United States		5.00%	02/15/27	1,240,000	1,295,025
						7,685,218
CHEMICALS, PLASTICS, & RUBBER (1.52%)(k)
Compass Minerals International, Inc.	United States		4.88%	07/15/24	450,000	468,056
Compass Minerals International, Inc.	United States		6.75%	12/01/27	897,000	961,306
Ingevity Corp.	United States		4.50%	02/01/26	1,314,000	1,342,225
Nufarm Australia, Ltd.	Australia		5.75%	04/30/26	1,675,000	1,719,287
Venator Finance SARL	United States		5.75%	07/15/25	1,512,000	1,470,420

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
CHEMICALS, PLASTICS, & RUBBER (continued)
Venator Finance SARL	United States		9.50%	07/01/25	$1,269,000	$1,424,452
						7,385,746
CONSTRUCTION & BUILDING (0.60%)
American Builders & Contractors Supply Co., Inc.(k)	United States		4.00%	01/15/28	425,000	425,718
American Builders & Contractors Supply Co., Inc.(k)	United States		5.88%	05/15/26	733,000	758,329
Arcosa, Inc.(c)	United States			04/15/29	528,000	528,000
Summit Materials LLC(k)	United States		5.13%	06/01/25	386,000	393,197
Summit Materials LLC(k)	United States		5.25%	01/15/29	158,000	165,110
Summit Materials LLC(k)	United States		6.50%	03/15/27	625,000	659,256
						2,929,610
CONSUMER GOODS: DURABLE (0.63%)
Newell Brands, Inc.	United States		4.70%	04/01/26	395,000	436,404
Newell Brands, Inc.	United States		4.88%	06/01/25	1,246,000	1,376,830
Spectrum Brands, Inc.(k)	United States		3.88%	03/15/31	423,000	415,069
Tempur Sealy International, Inc.(k)	United States		4.00%	04/15/29	817,000	814,957
						3,043,260
CONSUMER GOODS: NON-DURABLE (0.99%)
Energizer Holdings, Inc.(k)	United States		4.75%	06/15/28	356,000	367,588
Hanesbrands, Inc.(k)	United States		5.38%	05/15/25	449,000	475,659
Kronos Acquisition Holdings, Inc.(k)	Canada		5.00%	12/31/26	807,000	808,009
Mattel, Inc.	United States		5.45%	11/01/41	220,000	240,900
Mattel, Inc.(k)	United States		5.88%	12/15/27	740,000	813,774
Mattel, Inc.	United States		6.20%	10/01/40	210,000	246,750
Prestige Brands, Inc.(k)	United States		3.75%	04/01/31	790,000	755,438
William Carter Co.(k)	United States		5.50%	05/15/25	1,038,000	1,109,020
						4,817,138
CONTAINERS, PACKAGING, & GLASS (1.01%)
Ardagh Metal Packaging Finance USA LLC(k)	United States		3.25%	09/01/28	855,000	846,125
Ardagh Metal Packaging Finance USA LLC(k)	United States		4.00%	09/01/29	1,580,000	1,579,400
Ardagh Packaging Finance PLC(k)	United States		5.25%	04/30/25	642,000	675,596
Intelligent Packaging, Ltd. Finco, Inc.(k)	Canada		6.00%	09/15/28	1,033,000	1,068,509
Kleopatra Holdings 2 SCA(k)	Luxembourg		6.50%	09/01/26	€295,000	335,099
Trivium Packaging Finance BV(k)	Netherlands		8.50%	08/15/27	$389,000	422,833
						4,927,562
ENERGY: OIL & GAS (0.93%)
Alta Mesa Holdings LP(j)	United States		7.88%	12/15/24	968,000	1,452
Great Western Petroleum LLC(k)	United States		12.00%	09/01/25	212,000	190,800
Magnolia Oil & Gas Operating LLC(k)	United States		6.00%	08/01/26	221,000	229,011
New Fortress Energy, Inc.(k)	United States		6.50%	09/30/26	1,206,000	1,218,060
SM Energy Co.	United States		5.63%	06/01/25	1,415,000	1,311,825
Targa Resources Partners LP	United States		5.50%	03/01/30	578,000	607,443
Tervita Corp.(k)	Canada		11.00%	12/01/25	827,000	940,713
						4,499,304
FIRE: FINANCE (1.91%)
Advisor Group Holdings, Inc.(k)	United States		10.75%	08/01/27	886,000	994,150
AG Issuer LLC(k)	United States		6.25%	03/01/28	1,446,000	1,516,493
Credit Acceptance Corp.	United States		6.63%	03/15/26	441,000	465,255
Intrum AB(k)	Sweden		4.88%	08/15/25	€792,000	972,319

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
FIRE: FINANCE (continued)
Intrum AB, Series Reg S(k)	Sweden		3.50%	07/15/26	€489,000	$573,818
LPL Holdings, Inc.(k)	United States		4.00%	03/15/29	$402,000	405,518
LPL Holdings, Inc.(k)	United States		4.63%	11/15/27	1,772,000	1,843,987
OneMain Finance Corp.	United States		4.00%	09/15/30	114,000	111,007
OneMain Finance Corp.	United States		8.88%	06/01/25	963,000	1,068,593
StoneX Group, Inc.(k)	United States		8.63%	06/15/25	1,275,000	1,349,109
						9,300,249
FIRE: INSURANCE (0.24%)(k)
Genworth Mortgage Holdings, Inc.	United States		6.50%	08/15/25	948,000	1,026,210
Tempo Acquisition LLC	United States		5.75%	06/01/25	120,000	127,050
						1,153,260
FIRE: REAL ESTATE (1.43%)(k)
Iron Mountain, Inc.	United States		5.25%	03/15/28	1,163,000	1,210,247
Iron Mountain, Inc.	United States		5.25%	07/15/30	754,000	778,920
Ladder Capital Finance Holdings LLLP	United States		4.25%	02/01/27	1,125,000	1,110,937
Ladder Capital Finance Holdings LLLP	United States		5.25%	03/15/22	450,000	454,219
PennyMac Financial Services, Inc.	United States		4.25%	02/15/29	948,000	908,895
PennyMac Financial Services, Inc.	United States		5.38%	10/15/25	1,247,000	1,294,137
QualityTech LP	United States		3.88%	10/01/28	558,000	555,907
United Wholesale Mortgage LLC	United States		5.50%	04/15/29	619,000	619,774
						6,933,036
FOREST PRODUCTS & PAPER (0.47%)(k)
LABL Escrow Issuer LLC	United States		6.75%	07/15/26	2,111,000	2,265,367

HEALTHCARE & PHARMACEUTICALS (1.59%)(k)
Acadia Healthcare Co., Inc.	United States		5.00%	04/15/29	222,000	230,929
Acadia Healthcare Co., Inc.	United States		5.50%	07/01/28	325,000	342,753
Bausch Health Cos., Inc.	United States		5.25%	01/30/30	189,000	190,195
Catalent Pharma Solutions, Inc.	United States		3.13%	02/15/29	395,000	379,694
Cheplapharm Arzneimittel GmbH	Germany		5.50%	01/15/28	615,000	639,612
DaVita, Inc.	United States		3.75%	02/15/31	496,000	473,980
DaVita, Inc.	United States		4.63%	06/01/30	1,126,000	1,148,644
Emergent BioSolutions, Inc.	United States		3.88%	08/15/28	1,102,000	1,079,271
Endo Luxembourg Finance Co. I SARL	United States		6.13%	04/01/29	843,000	851,430
IQVIA, Inc.	United States		5.00%	05/15/27	624,000	660,042
MEDNAX, Inc.	United States		6.25%	01/15/27	656,000	702,294
Select Medical Corp.	United States		6.25%	08/15/26	959,000	1,020,664
						7,719,508
HIGH TECH INDUSTRIES (2.76%)
Banff Merger Sub, Inc.(k)	United States		9.75%	09/01/26	3,218,000	3,431,675
BY Crown Parent LLC(k)	United States		4.25%	01/31/26	216,000	224,571
Castle US Holding Corp.(k)	United States		9.50%	02/15/28	932,000	952,388
CDK Global, Inc.(k)	United States		5.25%	05/15/29	836,000	897,663
Endure Digital, Inc.(k)	United States		6.00%	02/15/29	955,000	934,611
Go Daddy Operating Co. LLC(k)	United States		5.25%	12/01/27	247,000	261,666
International Game Technology PLC(k)	United States		5.25%	01/15/29	997,000	1,041,471
NCR Corp.(k)	United States		5.13%	04/15/29	1,282,000	1,294,025
Plantronics, Inc.(k)	United States		4.75%	03/01/29	1,240,000	1,221,400
Plantronics, Inc.(k)	United States		5.50%	05/31/23	1,293,000	1,300,900
Presidio Holdings, Inc.(k)	United States		4.88%	02/01/27	311,000	319,316
Shift4 Payments LLC(k)	United States		4.63%	11/01/26	618,000	642,720
Twilio, Inc.	United States		3.63%	03/15/29	449,000	455,659
Twilio, Inc.	United States		3.88%	03/15/31	449,000	459,713

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
HIGH TECH INDUSTRIES (continued)
						$13,437,778
HOTEL, GAMING, & LEISURE (1.78%)
Caesars Entertainment, Inc.(k)	United States		6.25%	07/01/25	898,000	958,408
Caesars Resort Collection LLC(k)	United States		5.75%	07/01/25	673,000	711,058
Cinemark USA, Inc.(k)	United States		5.88%	03/15/26	693,000	711,323
Gamma Bidco SpA(k)	Italy		5.13%	07/15/25	€483,000	567,949
Hilton Domestic Operating Co., Inc.(k)	United States		5.38%	05/01/25	$228,000	240,540
Hilton Domestic Operating Co., Inc.(k)	United States		5.75%	05/01/28	227,000	244,739
IRB Holding Corp.(k)	United States		7.00%	06/15/25	492,000	530,487
MGM Resorts International	United States		6.75%	05/01/25	718,000	774,722
Stonegate Pub Co. Financing 2019 PLC(k)	United Kingdom		8.00%	07/13/25	£323,000	465,973
Stonegate Pub Co. Financing 2019 PLC(k)	United Kingdom		8.25%	07/31/25	1,075,000	1,569,774
Wynn Resorts Finance LLC(k)	United States		7.75%	04/15/25	$1,716,000	1,862,375
						8,637,348
MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.61%)(k)
Cimpress PLC	Ireland		7.00%	06/15/26	875,000	926,853
MDC Partners, Inc.	United States		7.50%	05/01/24	2,002,000	2,035,053
						2,961,906
MEDIA: BROADCASTING & SUBSCRIPTION (2.05%)(k)
CSC Holdings LLC	United States		4.63%	12/01/30	2,609,000	2,569,865
IPD 3 BV	Netherlands		5.50%	12/01/25	€494,000	599,884
Radiate Holdco LLC	United States		4.50%	09/15/26	$729,000	739,024
Radiate Holdco LLC	United States		6.50%	09/15/28	928,000	981,661
Spanish Broadcasting System, Inc.	United States		9.75%	03/01/26	1,183,000	1,165,255
Townsquare Media, Inc.	United States		6.88%	02/01/26	929,000	991,127
Vmed O2 UK Financing I PLC	United Kingdom		4.25%	01/31/31	935,000	911,251
Ziggo BV	Netherlands		4.88%	01/15/30	1,976,000	2,023,444
						9,981,511
MEDIA: DIVERSIFIED & PRODUCTION (1.86%)
ANGI Group LLC(k)	United States		3.88%	08/15/28	1,550,000	1,552,906
Getty Images, Inc.(k)	United States		9.75%	03/01/27	2,310,000	2,468,373
Lions Gate Capital Holdings LLC(k)	United States		5.50%	04/15/29	984,000	986,568
National CineMedia LLC	United States		5.75%	08/15/26	2,145,000	1,873,786
National CineMedia LLC(k)	United States		5.88%	04/15/28	817,000	761,853
Sirius XM Radio, Inc.(k)	United States		4.13%	07/01/30	1,374,000	1,377,298
						9,020,784
RETAIL (1.07%)
Asbury Automotive Group, Inc.	United States		4.50%	03/01/28	32,000	32,813
Asbury Automotive Group, Inc.	United States		4.75%	03/01/30	123,000	127,213
Burlington Coat Factory Warehouse Corp.(k)	United States		6.25%	04/15/25	175,000	185,719
Douglas GmbH(k)	Germany		6.00%	04/08/26	€961,000	1,107,032
Group 1 Automotive, Inc.(k)	United States		4.00%	08/15/28	$237,000	235,815
Kirk Beauty SUN GmbH(g)(k)	Germany		8.25%	10/01/26	€965,000	1,078,783
L Brands, Inc.(k)	United States		6.63%	10/01/30	$391,000	447,177
L Brands, Inc.(k)	United States		6.88%	07/01/25	228,000	253,496
Lithia Motors, Inc.(k)	United States		4.38%	01/15/31	418,000	434,645
Maxeda DIY Holding BV(k)	Netherlands		5.88%	10/01/26	€414,000	503,322
Sally Holdings LLC(k)	United States		8.75%	04/30/25	$715,000	797,225
						5,203,240
SERVICES: BUSINESS (0.81%)
Alliant Holdings Intermediate LLC(k)	United States		4.25%	10/15/27	496,000	497,550

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
SERVICES: BUSINESS (continued)
Jaguar Holding Co. II(k)	United States		5.00%	06/15/28	$551,000	$574,555
La Financiere Atalian SASU, Series Reg S(k)	France		4.00%	05/15/24	€304,000	339,419
La Financiere Atalian SASU, Series Reg S(k)	France		5.13%	05/15/25	113,000	129,119
NESCO Holdings II, Inc.(k)	United States		5.50%	04/15/29	$617,000	633,690
Syneos Health, Inc.(k)	United States		3.63%	01/15/29	753,000	733,705
US Acute Care Solutions LLC(k)	United States		6.38%	03/01/26	1,001,000	1,039,789
						3,947,827
TELECOMMUNICATIONS (2.92%)
Cablevision Lightpath LLC(k)	United States		3.88%	09/15/27	329,000	326,121
Cablevision Lightpath LLC(k)	United States		5.63%	09/15/28	320,000	325,304
Cincinnati Bell, Inc.(k)	United States		7.00%	07/15/24	165,000	170,569
CommScope Technologies LLC(k)	United States		6.00%	06/15/25	979,000	999,951
CommScope, Inc.(k)	United States		6.00%	03/01/26	640,000	675,200
Connect Finco SARL(k)	United Kingdom		6.75%	10/01/26	937,000	999,114
Frontier Communications Corp.(k)	United States		5.00%	05/01/28	850,000	867,217
Frontier Communications Corp.(k)	United States		6.75%	05/01/29	1,207,000	1,275,286
J2 Global, Inc.(k)	United States		4.63%	10/15/30	1,332,000	1,347,817
Northwest Fiber LLC(k)	United States		6.00%	02/15/28	124,000	124,000
Northwest Fiber LLC(k)	United States		10.75%	06/01/28	1,866,000	2,117,350
T-Mobile USA, Inc.	United States		3.38%	04/15/29	774,000	781,256
T-Mobile USA, Inc.	United States		3.50%	04/15/31	1,161,000	1,171,159
United Group BV(k)	Netherlands		3.13%	02/15/26	€475,000	540,825
United Group BV(k)	Netherlands		3.63%	02/15/28	707,000	806,397
United Group BV(b)(k)	Netherlands	3M EUR L + 3.25%	3.25%	02/15/26	309,000	355,426
Zayo Group Holdings, Inc.(k)	United States		6.13%	03/01/28	$1,282,000	1,317,857
						14,200,849
TRANSPORTATION: CARGO (0.18%)
Naviera Armas S.A., Series Reg S(b)(j)(k)	Spain	3M EUR L + 4.25%	4.25%	11/15/24	€497,000	360,325
Naviera Armas S.A., Series Reg S(b)(j)(k)	Spain	3M EUR L + 6.50%	6.50%	07/31/23	732,000	526,619
						886,944
TRANSPORTATION: CONSUMER (0.60%)(k)
VistaJet Malta Finance PLC	Switzerland		10.50%	06/01/24	$2,665,000	2,911,513

WHOLESALE (0.73%)(k)
Beacon Roofing Supply, Inc.	United States		4.50%	11/15/26	87,000	89,474
Beacon Roofing Supply, Inc.	United States		4.88%	11/01/25	1,313,000	1,344,926
Specialty Building Products Holdings LLC	United States		6.38%	09/30/26	1,449,000	1,497,904
TPro Acquisition Corp.	United States		11.00%	10/15/24	251,000	276,100
US Foods, Inc.	United States		4.75%	02/15/29	356,000	356,445
						3,564,849
TOTAL CORPORATE BONDS
(Cost $153,056,809)						158,533,704

CONVERTIBLE CORPORATE BONDS (0.25%)(h)
FIRE: REAL ESTATE (0.25%)
Apollo Commercial Real Estate Finance, Inc.	United States	5.38%		10/15/23	$1,216,000	1,203,840

		Spread		Maturity	Principal	Value
Description	Country	Above Index	Rate	Date	Amount	(Note 2)(a)
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $886,135)						$1,203,840

COLLATERALIZED LOAN OBLIGATIONS (7.08%)
DEBT (6.92%)(b)(k)
Allegro CLO VII, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.75%	5.99%	06/13/31	$250,000	229,894
Allegro CLO X, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.88%	7.10%	04/20/32	400,000	389,770
AMMC CLO XI, Ltd., Series 2018-11A	Cayman Islands	3M US L + 5.80%	6.01%	04/30/31	400,000	371,612
AMMC CLO XVIII, Ltd., Series 2018-18A	Cayman Islands	3M US L + 6.00%	6.19%	05/26/31	700,000	628,879
Atlas Senior Loan Fund V, Ltd., Series 2017-1A	Cayman Islands	3M US L + 2.60%	2.82%	07/16/29	800,000	790,574
Atlas Senior Loan Fund VII, Ltd., Series 2018-7A	Cayman Islands	3M US L + 6.40%	6.59%	11/27/31	300,000	271,288
Atlas Senior Loan Fund XI, Ltd., Series 2018-11A	Cayman Islands	3M US L + 5.75%	5.97%	07/26/31	150,000	131,893
Atlas Senior Loan Fund XIII, Series 2019-13A	Cayman Islands	3M US L + 6.95%	7.17%	04/22/31	400,000	362,250
Atlas Senior Loan Fund XIV, Series 2019-14A	Cayman Islands	3M US L + 6.94%	7.16%	07/20/32	650,000	604,282
Barings Euro CLO 2018-1 BV, Series 2018-1X	Netherlands	3M EUR L + 1.50%	1.50%	04/15/31	€300,000	344,915
Benefit Street Partners CLO VIII, Ltd., Series 2018-8A	Cayman Islands	3M US L + 2.75%	2.97%	01/20/31	$500,000	487,547
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 2.20%	2.39%	11/15/30	300,000	297,660
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 5.95%	6.14%	11/15/30	300,000	269,932
BlueMountain CLO 2018-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.95%	6.16%	07/30/30	400,000	368,201
Cairn CLO, Series 2021-13A(c)(d)	Netherlands	L + 8.44%		10/20/33	€700,000	788,057
Canyon Capital CLO 2014-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 1.80%	2.01%	01/30/31	$350,000	346,358
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 1.70%	1.94%	10/15/30	300,000	297,575
Carlyle Global Market Strategies CLO 2013-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 5.50%	5.74%	10/15/30	400,000	360,139
Carlyle Global Market Strategies CLO 2014-3-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 2.95%	3.16%	07/27/31	300,000	286,698
Carlyle Global Market Strategies CLO 2014-4-R, Ltd., Series 2018-4RA	Cayman Islands	3M US L + 1.90%	2.14%	07/15/30	400,000	392,865
Carlyle Global Market Strategies CLO 2014-4-R, Ltd., Series 2018-4RA	Cayman Islands	3M US L + 2.90%	3.14%	07/15/30	500,000	474,838
Carlyle Global Market Strategies CLO 2015-5, Ltd., Series 2019-5A	Cayman Islands	3M US L + 6.70%	6.92%	01/20/32	400,000	372,948
Carlyle Global Market Strategies CLO 2017-3, Ltd., Series 2017-3A	Cayman Islands	3M US L + 6.11%	6.33%	07/20/29	400,000	362,618
Catamaran CLO 2014-1, Ltd., Series 2017-1A	Cayman Islands	3M US L + 3.43%	3.65%	04/22/30	300,000	291,306
CIFC Funding 2013-III-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 5.90%	6.12%	04/24/31	500,000	471,662
CIFC Funding 2014-II-R, Ltd., Series 2018-2RA	Cayman Islands	3M US L + 5.69%	5.91%	04/24/30	300,000	278,935

		Spread		Maturity	Principal	Value
DEBT (continued)
Columbia Cent CLO 31, Ltd., Series 2021-31A	Cayman Islands	3M US L + 6.55%	6.70%	04/20/34	$400,000	$380,440
Crown Point CLO 7, Ltd., Series 2018-7A	Cayman Islands	3M US L + 6.30%	6.52%	10/20/31	250,000	229,913
Crown Point CLO IV, Ltd., Series 2018-4A	Cayman Islands	3M US L + 5.50%	5.72%	04/20/31	300,000	262,106
Dryden 59 Euro CLO 2017 BV, Series 2018-59A	Netherlands	3M EUR L + 1.55%	1.55%	05/15/32	€300,000	340,551
Greywolf CLO V, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.85%	6.07%	01/27/31	$400,000	375,352
HPS Loan Management 6-2015, Ltd., Series 2018-2015	Cayman Islands	3M US L + 2.50%	2.70%	02/05/31	300,000	284,671
ICG US CLO 2015-2R, Ltd., Series 2020-2RA	Cayman Islands	3M US L + 6.99%	7.21%	01/16/33	600,000	559,214
KKR CLO 10, Ltd., Series 2017-10	Cayman Islands	3M US L + 6.50%	6.68%	09/15/29	350,000	334,046
KKR CLO 14, Ltd., Series 2018-14	Cayman Islands	3M US L + 6.15%	6.39%	07/15/31	400,000	380,244
KKR CLO 15, Ltd., Series 2018-15	Cayman Islands	3M US L + 6.44%	6.66%	01/18/32	250,000	236,269
Marble Point CLO XII, Ltd., Series 2018-1A	Cayman Islands	3M US L + 3.00%	3.22%	07/16/31	550,000	518,458
Midocean Credit CLO IX, Series 2018-9A	Cayman Islands	3M US L + 3.30%	3.52%	07/20/31	300,000	289,520
Mountain View CLO 2017-2 LLC, Series 2018-2A	Cayman Islands	3M US L + 5.96%	6.18%	01/16/31	500,000	439,286
Mountain View CLO IX, Ltd., Series 2018-9A	Cayman Islands	3M US L + 6.08%	6.32%	07/15/31	700,000	598,074
MP CLO III, Ltd., Series 2017-1A	Cayman Islands	3M US L + 2.00%	2.22%	10/20/30	300,000	295,848
Northwoods Capital XII-B, Ltd., Series 2018-12BA	Cayman Islands	3M US L + 3.15%	3.33%	06/15/31	300,000	282,459
Northwoods Capital XVII, Ltd., Series 2018-17A	Cayman Islands	3M US L + 5.65%	5.87%	04/22/31	600,000	514,726
Northwoods Capital XVIII, Ltd., Series 2019-18A	Cayman Islands	3M US L + 6.58%	6.76%	05/20/32	400,000	372,315
Oaktree CLO 2018-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 6.15%	6.37%	10/20/30	300,000	279,175
Oaktree CLO 2019-1, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.80%	7.02%	04/22/30	400,000	357,178
Oaktree CLO 2019-2, Ltd., Series 2019-2A	Cayman Islands	3M US L + 6.77%	7.01%	04/15/31	800,000	759,722
Ocean Trails CLO V, Series 2018-5A	Cayman Islands	3M US L + 3.45%	3.67%	10/13/31	650,000	609,277
Octagon Investment Partners 18-R, Ltd., Series 2018-18A	Cayman Islands	3M US L + 2.70%	2.92%	04/16/31	300,000	287,361
OFSI BSL X, Ltd., Series 2021-10A	Cayman Islands	3M US L + 3.41%	3.62%	04/20/34	650,000	638,363
OZLM Funding IV, Ltd., Series 2017-4A	Cayman Islands	3M US L + 6.30%	6.52%	10/22/30	693,421	646,480
OZLM IX, Ltd., Series 2018-9A	Cayman Islands	3M US L + 6.12%	6.34%	10/20/31	850,000	775,689
OZLM VI, Ltd., Series 2018-6A	Cayman Islands	3M US L + 3.13%	3.35%	04/17/31	550,000	530,678
OZLM VI, Ltd., Series 2018-6A	Cayman Islands	3M US L + 6.05%	6.27%	04/17/31	250,000	224,341
OZLM XXI, Ltd., Series 2018-21A	Cayman Islands	3M US L + 5.54%	5.76%	01/20/31	300,000	277,011
OZLM XXII, Ltd., Series 2018-22A	Cayman Islands	3M US L + 1.80%	2.02%	01/17/31	300,000	297,153
OZLM XXII, Ltd., Series 2018-22A	Cayman Islands	3M US L + 2.65%	2.87%	01/17/31	383,000	364,151
OZLM XXII, Ltd., Series 2018-22A	Cayman Islands	3M US L + 5.30%	5.52%	01/17/31	250,000	226,708
Parallel 2018-1, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.25%	5.47%	04/20/31	300,000	246,696
Regatta XIII Funding, Ltd., Series 2018-2A	Cayman Islands	3M US L + 5.95%	6.19%	07/15/31	900,000	850,991
Shackleton 2014-V-R CLO, Ltd., Series 2018-5RA	Cayman Islands	3M US L + 6.15%	6.34%	05/07/31	650,000	595,572
Shackleton 2017-X CLO, Ltd., Series 2020-10A	Cayman Islands	3M US L + 3.30%	3.52%	04/20/29	300,000	292,631
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 1.85%	2.07%	01/26/31	300,000	295,066
Sound Point CLO II, Ltd., Series 2018-1A	Cayman Islands	3M US L + 5.50%	5.72%	01/26/31	300,000	268,150
Sound Point CLO IV-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 2.25%	2.47%	04/18/31	900,000	891,599
Sound Point CLO VI-R, Ltd., Series 2018-2RA	Cayman Islands	3M US L + 3.40%	3.62%	10/20/31	350,000	340,320
Sound Point CLO V-R, Ltd., Series 2018-1RA	Cayman Islands	3M US L + 3.10%	3.32%	07/18/31	450,000	436,188

		Spread		Maturity	Principal	Value
DEBT (continued)
Sound Point CLO V-R, Ltd., Series 2018-1RA	Cayman Islands	3M US L + 6.10%	6.32%	07/18/31	$300,000	$271,916
Sound Point CLO XXII, Ltd., Series 2019-1A	Cayman Islands	3M US L + 6.30%	6.52%	01/20/32	300,000	286,030
Sounds Point CLO IV-R, Ltd., Series 2018-3RA	Cayman Islands	3M US L + 3.25%	3.47%	04/18/31	300,000	286,464
Symphony CLO XV, Ltd., Series 2018-15A	Cayman Islands	3M US L + 6.33%	6.55%	01/17/32	1,000,000	932,215
THL Credit Wind River 2013-2 CLO, Ltd., Series 2017-2A	Cayman Islands	3M US L + 2.95%	3.17%	10/18/30	250,000	233,287
THL Credit Wind River 2014-2 CLO, Ltd., Series 2018-2A	Cayman Islands	3M US L + 2.90%	3.14%	01/15/31	450,000	432,861
Trinitas CLO IV, Ltd., Series 2018-4A	Cayman Islands	3M US L + 6.30%	6.52%	10/18/31	350,000	314,946
Trinitas CLO IX, Ltd., Series 2018-9A	Cayman Islands	3M US L + 3.45%	3.67%	01/20/32	450,000	430,257
Venture XV CLO, Ltd., Series 2019-15A	Cayman Islands	3M US L + 2.80%	3.04%	07/15/32	400,000	396,490
Venture XV CLO, Ltd., Series 2019-15A	Cayman Islands	3M US L + 3.92%	4.16%	07/15/32	250,000	238,334
Venture XXII CLO, Ltd., Series 2018-22A	Cayman Islands	3M US L + 5.65%	5.89%	01/15/31	300,000	265,610
Venture XXX CLO, Ltd., Series 2017-30A	Cayman Islands	3M US L + 6.30%	6.54%	01/15/31	200,000	183,308
Venture XXXII CLO, Ltd., Series 2018-32A	Cayman Islands	3M US L + 5.75%	5.97%	07/18/31	300,000	266,588
Venture XXXIII CLO, Ltd., Series 2018-33A	Cayman Islands	3M US L + 5.95%	6.19%	07/15/31	200,000	173,190
Venture XXXIV CLO, Ltd., Series 2018-34A	Cayman Islands	3M US L + 6.13%	6.37%	10/15/31	200,000	184,795
Venture XXXV CLO, Ltd., Series 2018-35A	Cayman Islands	3M US L + 6.20%	6.42%	10/22/31	300,000	264,831
Venture XXXVI CLO, Ltd., Series 2019-36A	Cayman Islands	3M US L + 6.92%	7.14%	04/20/32	300,000	293,102
Vibrant CLO 1X, Ltd., Series 2018-9A	Cayman Islands	3M US L + 3.20%	3.42%	07/20/31	300,000	285,948
Voya CLO 2016-3, Ltd., Series 2018-3A	Cayman Islands	3M US L + 6.08%	6.30%	10/18/31	250,000	225,594
Wind River 2014-3 CLO, Ltd., Series 2018-3A	Cayman Islands	3M US L + 6.22%	6.44%	10/22/31	250,000	227,953
						33,650,407
EQUITY (0.16%)(k)(l)
Madison Park Funding XXVI, Ltd., Series 2017-26A	Cayman Islands		8.80%	07/29/47	$500,000	222,300
Sound Point CLO XIX, Ltd., Series 2018-1A	Cayman Islands		12.80%	04/15/31	400,000	230,249
Sound Point CLO XX, Ltd., Series 2018-2A	Cayman Islands		10.70%	07/26/31	500,000	323,784
						776,333
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $33,681,474)						34,426,740

EQUITY INTEREST (2.27%)(m)
AEROSPACE & DEFENSE (0.31%)(c)
GIACF Air Comm Equity Holdings, LLC - Preferred Stock (16.00% PIK)(g)	United States				676,730	676,730
Kellstrom Aerospace Group, Inc.(i)	United States				107	68,146
Meggitt-USA, Inc.(i)	United States				7,000	764,726
						1,509,602
CAPITAL EQUIPMENT (0.03%)(c)(i)
East BCC Coinvest III, LLC	United States				241,930	141,761

CONSTRUCTION & BUILDING (0.78%)(c)(n)
Bain Capital Credit CC Fund	United States				2,421	3,799,977

CONSUMER GOODS: DURABLE (0.02%)(c)(i)
TLC Holdco LP	United States				103,961	90,927

		Spread	Maturity	Principal	Value
EQUITY INTEREST (continued)
CONSUMER GOODS: NON-DURABLE (0.01%)(c)
FineLine Parent Holdings, LP	United States			41,077	$41,077

ENERGY: OIL & GAS (0.56%)(c)(i)
Blackbrush Oil - Common	United States			75,310	–
Blackbrush Oil - Preferred	United States			2,420,690	763,441
Bruin Blocker LLC	United States			27,864	–
Ultra Petroleum Corp	United States			18,673	506,505
Ultra Resources, Inc., Class A	United States			52,870	1,434,099
					2,704,045
HIGH TECH INDUSTRIES (0.11%)(c)(i)
Oneshield Partners LP	United States			434,783	544,754

MEDIA: ADVERTISING, PRINTING & PUBLISHING (0.00%)(o)
PacificCo	United States			1,260	3,202

MEDIA: DIVERSIFIED & PRODUCTION (0.22%)
Cineworld Group PLC Warrant, Strike Price $41.49(i)	United Kingdom			84,898	73,092
Technicolor USA, Inc.	France			303,315	999,691
					1,072,783
METALS & MINING (0.05%)(i)
American Consolidated Natural Resources, Inc.	United States			2,639	39,585
American Consolidated Natural Resources, Inc. Preferred	United States			2,507	222,496
					262,081
SERVICES: CONSUMER (0.01%)(c)(i)
MZR Aggregator, LLC	United States			52	52,379

TELECOMMUNICATIONS (0.10%)(c)(i)
ACM dcBLOX LLC Warrant, Strike Price $0.01(i)				28,120	281
ACM dcBLOX LLC, Series A Preferred	United States			463,328	463,328
					463,609
TRANSPORTATION: CARGO (0.07%)(c)(g)
GIACF Grammer Equity Holdings, LLC - Common Stock(i)	United States			84,221	61,313
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)	United States			625	64,055
GIACF Grammer Equity Holdings, LLC - Warrants, Strike Price $9.00(i)	United States			10,151	–
Toro Private Investments LP(i)	United States			324,324	241,036
					366,404
TOTAL EQUITY INTEREST
(Cost $9,446,232)					11,052,601

EXCHANGE TRADED FUNDS (1.65%)
iShares iBoxx High Yield Corporate Bond ETF	United States			46,000	4,010,280

		Spread	Maturity	Principal	Value
EXCHANGE TRADED FUNDS (continued)

Invesco Senior Loan ETF	United States			$180,873	$4,002,720

TOTAL EXCHANGE TRADED FUNDS
(Cost $8,010,201)					8,013,000

TOTAL INVESTMENTS (124.14%)
(Cost $592,154,089)					$603,370,312

Liabilities in Excess of Other Assets (-24.14%)(p)					(117,346,763)
NET ASSETS (100.00%)					$486,023,549

Reference Rates:

3M BBSY - 3 Month BBSY as of March 31, 2021 was 0.10%

6M BBSY - 6 Month BBSY as of March 31, 2021 was 0.14%

1M US L - 1 Month US LIBOR as of March 31, 2021 was 0.11%

2M US L - 2 Month US LIBOR as of March 31, 2021 was 0.13%

3M US L - 3 Month US LIBOR as of March 31, 2021 was 0.19%

6M US L - 6 Month US LIBOR as of March 31, 2021 was 0.21%

1M EUR L - 1 Month EURIBOR as of March 31, 2021 was (0.56)%

3M EUR L - 3 Month EURIBOR as of March 31, 2021 was (0.54)%

6M EUR L - 6 Month EURIBOR as of March 31, 2021 was (0.51)%

3M GBP L - 3 Month GBP LIBOR as of March 31, 2021 was 0.09%

6M GBP L - 6 Month GBP LIBOR as of March 31, 2021 was 0.11%

1M CDOR - 1 Month CDOR as of March 31, 2021 was 0.41%

3M CDOR - 3 Month CDOR as of March 31, 2021 was 0.44%

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).
(d)	Investment or portion thereof has not settled as of March 31, 2021. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L"); the Fund will not accrue interest until the settlement date at which point LIBOR or EURIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.

(e)	Investment or portion thereof was not funded as of March 31, 2021. The Fund had $12,565,724 at par value in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Consolidated Schedule of Investments records each of these investments as fully funded. A corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.

Unfunded Security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
9 Story Media Group Inc. Revolver, First Lien Term Loan	$712,663	$218,459	$494,204
AMI US Holdings Inc. Revolver Loan	145,361	104,660	40,701
Aptus 1724. GmbH Revolving Facility	309,500	–	309,500
CB Nike Intermediateco Ltd. Revolver Loan	310,000	–	310,000
Constant Contact, Inc. Delayed Term Loan	423,274	–	423,274
CST Buyer Company, Revolving Credit Facility Term Loan	233,472	–	233,472
DC Blox Inc., Initial Advance	4,633,275	2,316,637	2,316,638
Drilling Info Holdings, Inc. Delayed Draw Term Loan	112,500	–	112,500
Grammer Purchaser, Inc., First Lien Revolving Term Loan	90,000	–	90,000
Kellstrom Commercial Aerospace, Inc. - Revolver	433,577	397,446	36,131
MRI Software LLC, Delayed Draw Term Loan	63,933	–	63,933
MRI Software LLC, First Lien Revolving Term Loan	155,944	7,797	148,147
MZR Buyer, LLC, Revolving Loan	341,954	–	341,954
National Mentor Holdings, Inc., First Lien Delayed Term Loan	194,020	–	194,020
Naviera Armas S.A. Facility B	288,985	35,566	253,419
Oneshield, Inc., Revolver Loan	115,942	–	115,942
Peraton Corp., First Lien Delayed Draw Term Loan	1,680,260	–	1,680,260
Refine Intermediate, Inc., Revolving Facility Term Loan	467,256	–	467,256
Sontiq, Inc. (fka EZShield, Inc), Revolving Credit Facility	123,549	–	123,549
Soursop, Ltd., Acquisition/Capex Facility	1,312,766	1,286,511	26,255
SumUp Holdings Midco SARL	3,868,972	2,837,246	1,031,726
Thrasio, LLC, Initial Delayed Draw Term Loan	1,633,201	–	1,633,201
TLC Purchaser, Inc. Delayed Draw Term Loan	623,197	–	623,197
TLC Purchaser, Inc. Revolver Loan	778,763	–	778,763
Tricorbraun Holdings, Inc., First Lien Delayed Draw Term Loan	194,584	6,486	188,098
V Global Holdings LLC, Revolving Credit	371,009	–	371,009
Whitcraft LLC, First Lien Revolving Term Loan	158,575	–	158,575
Total	$19,776,532	$7,210,808	$12,565,724

(f)	Security or portion thereof pledged as collateral under the secured revolving credit facility entered into by CRDTX SPV I, LLC and Citibank N.A..
(g)	Paid in kind security which may pay interest in additional par.
(h)	Fixed rate security.
(i)	Non-income producing security.
(j)	See Note 2 regarding defaulted securities.
(k)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act") and Regulation S of the Securities Act. These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2021, the aggregate market value of such securities was $177,918,940, representing 36.61% of net assets.
(l)	CLO subordinated notes, income notes, and Class M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.

(m)	Securities may be deemed to be “restricted securities” under the Securities Act. As of March 31, 2021, the restricted securities were as follows:

Restricted	Acquisition Date	Cost	Value March 31, 2021	Value as Percentage of Net Assets Applicable to Common Stockholders March 31, 2021
ACM dcBLOX LLC Warrant	3/31/2021	$281	$281	0.00%(n)
ACM dcBLOX LLC, Series A Preferred	3/22/2021	463,328	463,328	0.10%
American Consolidated Natural Resources, Inc.	9/16/2020	30,348	39,585	0.01%
American Consolidated Natural Resources, Inc. Preferred	9/16/2020	37,605	222,496	0.04%
Bain Capital Credit CC Fund	9/24/2028	2,623,191	3,799,977	0.78%
Blackbrush Oil - Common	9/3/2020	–	–	–%
Blackbrush Oil - Preferred	9/3/2020	677,793	763,441	0.16%
Bruin Blocker LLC	11/2/2018	–	–	–%
Cineworld Group PLC Warrant	11/23/2020	–	73,092	0.01%
East BCC Coinvest III, LLC	7/23/2019	241,930	141,761	0.03%
FineLine Parent Holdings, LP, Class A	2/22/2021	41,077	41,077	0.01%
GIACF Air Comm Equity Holdings, LLC - Preferred Stock (16.00% PIK)	6/28/2019	676,730	676,730	0.14%
GIACF Grammer Equity Holdings, LLC - Common Stock	10/1/2018	84,221	61,313	0.01%
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)	10/1/2018	62,992	64,055	0.01%
GIACF Grammer Equity Holdings, LLC - Warrants	10/1/2018	–	–	–%
Kellstrom Aerospace Group, Inc.	7/9/2018	171,781	68,146	0.01%
Meggitt-USA, Inc., Class A	6/30/2020	700,000	764,726	0.16%
MZR Aggregator, LLC	12/21/2020	52,379	52,379	0.01%
Oneshield Partners LP	9/9/2020	434,783	544,754	0.11%
PacificCo	3/5/2019	383,355	3,202	0.00%
Technicolor USA, Inc.	9/22/2020	854,648	999,691	0.21%
TLC Holdco LP	10/11/2019	103,961	90,927	0.02%
Toro Private Investments LP	3/19/2019	324,324	241,036	0.05%
Ultra Petroleum Corp	9/11/2020	214,740	506,505	0.10%
Ultra Resources, Inc., Class A	9/28/2020	1,266,765	1,434,099	0.30%
Total		$9,446,232	$11,052,601	2.27%

(n)	The Fund's interest in this investment is held through a wholly-owned subsidiary of the Fund, GIACF Alternative Holdings, LLC, a Cayman Islands company formed to effect certain non-performing loan investments for the Fund.
(o)	Less than 0.005%.
(p)	Includes cash pledged as collateral under the secured revolving credit facility entered into by CRDTX SPV I, LLC and Citibank N.A..

Common Abbreviations:

BBSY - Bank Bill Swap Bid Rate

CDOR - Canadian Dollar Offered Rate

CLO - Collateralized Loan Obligation

GmbH - German Company with limited liability

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd - Limited Company

PIK - Payment in Kind

PLC - Public Limited Company

Reg S - Regulation S

S.A. - Société Anonyme

SARL - Société A Responsabilité Limitée

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Appreciation/ (Depreciation)
Bank of New York Mellon	04/15/21	USD	3,692,213	EUR	3,565,746	$126,467
Bank of New York Mellon	06/24/21	USD	41,277,575	EUR	40,680,718	596,857
						$723,324

Bank of New York Mellon	04/15/21	USD	843,562	EUR	906,098	$(62,536)
Bank of New York Mellon	04/15/21	USD	1,624,890	CAD	1,797,060	(172,170)
Bank of New York Mellon	04/15/21	USD	1,283,064	AUD	1,382,475	(99,411)
Bank of New York Mellon	06/08/21	USD	2,186,795	CAD	2,220,258	(33,463)
Bank of New York Mellon	06/24/21	USD	17,676,419	GBP	17,788,523	(112,104)
						$(479,684)
						$243,640

See Notes to Quarterly Consolidated Portfolio of Investments.

Griffin Institutional Access Credit Fund

Notes to Quarterly Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

1. ORGANIZATION

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”), and BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. Both the Adviser and Sub-Adviser are registered as investment advisers with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations, which may be syndicated, consisting of U.S. high yield securities, global high yield securities, direct lending investments including direct originated debt obligations, collateralized loan obligations (“CLOs”), and other fixed-income and fixed-income related securities. The portfolio may consist of high yield bonds, bank loans, equity securities, CLOs, and direct lending investments, which may include senior direct lending (“SDL”) as well as subordinate and unitranche direct lending. The Fund may also acquire warrants and other equity interests through its direct lending activities. The portfolio may also consist of, to a lesser extent, special situations investments such as non-performing loans (“NPLs”).In pursuing its investment objective, the Fund may also directly or indirectly invest in derivative investments.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F Shares commenced operations on September 25, 2017 and are no longer offered except for reinvestment of dividends. Class A and L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific service and distribution fees and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. An affiliate of the Adviser owns shares in the Fund representing 1.89% of net asset value.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of GIACF Alternative Holdings, LLC – GIACF Alternative Holdings, LLC, (the “NPL Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on September 18, 2018. The NPL Subsidiary acts as an investment vehicle for the Fund in order to effect certain NPL investments for the Fund. The Fund is the managing and sole member of the NPL Subsidiary pursuant to a limited liability company operating agreement. As a wholly-owned subsidiary of the Fund, the financial results of the NPL Subsidiary are included in the consolidated financial statements and financial highlights of the Fund. All investments held by the NPL Subsidiary are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The NPL Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the NPL Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the NPL Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Consolidation of CRDTX SPV I, LLC – CRDTX SPV I, LLC, a Delaware Limited Liability Company and wholly-owned subsidiary of the Fund, was formed on November 27, 2018. Previously, CRDTX SPV I, LLC, on behalf of the Fund, entered into a series of single-asset total return swaps on individual bank loans (the “Swaps”) with Citibank, N.A. as counterparty. CRDTX SPV I, LLC terminated the Swaps on March 30, 2021 and concurrently entered into a secured revolving credit facility with Citibank, N.A. The Fund is the managing and sole member of CRDTX SPV I, LLC pursuant to a limited liability company operating agreement and the Fund will remain the sole member and will continue to wholly own and control CRDTX SPV I, LLC. As a wholly-owned subsidiary of the Fund, the financial results of CRDTX SPV I, LLC are included in the consolidated financial statements and financial highlights of the Fund. Assets pledged as collateral by CRDTX SPV I, LLC under the secured revolving credit facility are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

Single-Asset Subsidiaries – Certain investments of the Fund will be held in single-asset subsidiaries controlled by the Fund (the “Single-Asset Subsidiaries”). The Single-Asset Subsidiaries are generally formed as needed to hold a particular equity investment obtained in private transactions. The financial statements of the Single-Asset Subsidiaries are included in the consolidated financial statements and financial highlights of the Fund. The equity holdings of the Single-Asset Subsidiaries are disclosed in the Consolidated Schedule of Investments. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund will generally consolidate any wholly-owned or controlled subsidiary. For purposes of the Fund’s investment restrictions, guidelines and limitations, the Fund will aggregate direct investments with investment exposure provided by its wholly-owned and controlled subsidiaries.

Security Valuation – The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund by the total number of shares outstanding. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares.

Portfolio securities held by the Fund are valued at their current market values determined on the basis of market or dealer quotations from independent pricing services approved by the Board. If market or dealer quotations are not readily available or deemed unreliable, the Board will determine in good faith, the fair value of such securities. For securities that are fair valued in ordinary course of Fund operations, the Board has delegated the day-to-day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the policies approved by the Board. In determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. The Fund has also retained the services of third-party valuation firms to review valuations of certain securities for which market or dealer quotations are unavailable or deemed unreliable and to assist in determining fair value where applicable, however, the ultimate determination of fair value will be made by the Board and not by such third-party valuation firm. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts will not be recorded in the Consolidated Statement of Assets and Liabilities. However, fluctuations in the value of the forward foreign currency exchange contracts will be recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized appreciation or depreciation until terminated.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2021:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$257,238,064	$132,902,363	$390,140,427
Corporate Bonds	–	156,009,420	2,524,284	158,533,704
Convertible Corporate Bonds	–	1,203,840	–	1,203,840
Collateralized Loan Obligations	–	33,638,683	788,057	34,426,740
Equity Interest	999,691	1,772,474	8,280,436	11,052,601
Exchange Traded Funds	8,013,000	–	–	8,013,000
Total	$9,012,691	$449,862,481	$144,495,140	$603,370,312
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$723,324	$–	$723,324
Liabilities:
Forward Foreign Currency Contracts	–	(479,684)	–	(479,684)
Total	$–	$243,640	$–	$243,640

*	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contracts' value.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

	Bank Loans	Corporate Bonds	Collateralized Loan Obligations	Equity Interest	Common Stock	Total
Balance as of December 31, 2020	$100,972,457	$1,914,601	$712,500	$7,053,231	$1,260	$110,654,049
Accrued Discount/Premium	145,613	3,607	71	-	-	149,291
Realized Gain/(Loss)	539,585	-	40,504	-	-	580,089
Change in Unrealized Appreciation/(Depreciation)	(565,751)	78,076	-	403,496	1,942	(82,237)
Purchases	38,276,098	528,000	788,057	1,046,205	-	40,638,360
Sales Proceeds	(12,315,098)	-	(753,075)	-	-	(13,068,173)
Transfer Into Level 3	12,546,859	-	-	-	-	12,546,859
Transfer Out of Level 3	(6,697,400)	-	-	(222,496)	(3,202)	(6,293,098)
Balance as of March 31, 2021	$132,902,363	$2,524,284	$788,057	$8,280,436	$-	$144,495,140
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statements of Operations attributable to Level 3 investments held at March 31, 2021	$(720,015)	$78,076	$-	$374,039	$-	$(267,900)

The following is a reconciliation for the period ended March 31, 2021 of the total return swap contracts for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Return Swaps
Beginning Balance as of December 31, 2020	$95,095
Change in Unrealized Appreciation/(Depreciation)	-
Purchased Unrealized Appreciation/(Depreciation)	-
Sold Unrealized Appreciation/(Depreciation)	(95,095)
Transfers In of Unrealized Appreciation/(Depreciation)	-
Transfers Out of Unrealized Appreciation/(Depreciation)	-
Ending Balance as of March 31, 2021	$-
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2021	$-

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value		Valuation Technique	Unobservable Inputs(a)	Minimum		Maximum		Weighted Average
Bank Loans	81,250,425		Yield Analysis	Market Yield	4.75%		24.37%		8.64%
Bank Loans	29,584,823	(b)	Third Party Pricing Service	Broker Quote	$13.50		$110.13		$95.41
Bank Loans	21,252,084	(c)	Purchase Price	Purchase Price	$97.00		$100.00		$98.98
Bank Loans	815,031		Discounted Cash Flows	Discount Rate	10.00%		10.00%		10.00%
Collateralized Loan Obligations	788,057	(c)	Purchase Price	Purchase Price	$96.00		$96.00		$96.00
Corporate Bond	1,996,284		Discounted Cash Flows	Discount Rate	8.75%		8.75%		8.75%
Corporate Bond	528,000	(c)	Purchase Price	Purchase Price	$100.00		$100.00		$100.00
Equity Interests	4,563,420		Discounted Cash Flows	Discount Rate	10.00%		14.85%		14.04%
Equity Interests	2,705,827		Enterprise Value Analysis	EBITDA Multiple	5.25	x	20.75	x	9.49	x
Equity Interests	506,504		Third Party Pricing Service	Broker Quote	$27.13		$27.13		$27.13
Equity Interests	504,685	(c)	Purchase Price	Purchase Price	$0.00		$1.00		$1.00
Total	$144,495,140

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market Yield	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
Broker Quote	Increase	Decrease
Purchase Price	N/A	N/A

(b)	Includes assets pledged as collateral under the secured revolving credit facility entered into by CRDTX SPV I, LLC and Citibank N.A.
(c)	Investments acquired during the quarter ended March 31, 2021.

The Fund used valuation techniques consistent with the income approach and market approach to determine the fair value of certain Level 3 assets as of March 31, 2021. The valuation techniques utilized by the Fund included enterprise value analysis, discounted cash flows analysis, and yield analysis. The enterprise value analysis measures fair value of a portfolio company based upon an assessment of multiples such as EBITDA or revenue that are typically determined through review of market comparable transactions and publicly traded comparable companies. Such multiples are subsequently applied to the underlying portfolio company financial multiple, generally EBITDA or revenue, to estimate enterprise value. Total enterprise value is first allocated to the debt holders and then allocated across the capital structure reflecting applicable rights and preferences of the remaining equity securities to determine fair value of certain of the Fund’s equity interests. The significant unobservable input used in the enterprise value analysis is generally the EBITDA or revenue multiple. The Fund also utilized the discounted cash flows analysis to measure fair value of certain of the Fund’s equity and debt investments. The discounted cash flows analysis is a technique whereby future expected cash flows of the underlying investment are discounted to determine a present value using a discount rate. The significant unobservable input used in the discounted cash flows analysis is the discount rate. The yield analysis technique measures fair value of an investment based upon an assessment of expected market yields of other businesses of similar size in the same industry which are used to establish a discount rate. Future cash flows are then discounted back to present value using the discount rate to determine fair value of certain of the Fund’s debt investments. The significant unobservable input used in the yield analysis is yield.

Generally, new investments not valued by a third-party pricing service are held at purchase price initially until the investment has been held by the Fund for a full quarter. The Fair Value Pricing Committee subsequently determines the application of a fair value methodology at the next valuation date. The Fair Value Pricing Committee will convene if there has been a material change to the applicable portfolio company between the time of investment and the next valuation date.

Securities Transactions, Revenue Recognition and Expenses – The Fund records its investment transactions on a trade date basis. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, using the specified identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Discount and premium to par value on investments acquired are accreted and amortized, respectively, into interest income over the life of the respective investment using the effective interest method. Loan origination fees, original issue discount and market discount or premium are capitalized and amortized against or accreted into interest income using the effective interest method or straight-line method, as applicable. For the Fund’s investments in revolving bank loans, the cost basis of the investment purchased is adjusted for the cash received for the discount on the total balance committed. The fair value is also adjusted for price appreciation or depreciation on the unfunded portion. Upon prepayment of a loan or debt security, any prepayment premium is recorded as interest income.

Dividend income on preferred equity investments is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments is recorded on the record date for private portfolio companies and on the ex-dividend date for publicly traded portfolio companies. Distributions received from a limited liability company or limited partnership investments are evaluated to determine if the distribution should be recorded as dividend income or a return of capital.

Income from securitization vehicles and investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded daily using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly.

Certain investments may have contractual payment-in-kind (“PIK”) interest or dividends. PIK represents accrued interest or accumulated dividends that are added to the loan principal of the investment on the respective interest or dividend payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest or dividend income, as applicable. If at any point the Fund believes PIK is not expected to be realized, the investment generating PIK will be placed on non-accrual status. Accrued PIK interest or dividends are generally reversed through interest or dividend income, respectively, when an investment is placed on non-accrual status.

Expenses are recorded on an accrual basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended March 31, 2021, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. At March 31, 2021, the Fund had $12,565,724 at par value in unfunded loan commitments.

Defaulted Securities – The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. As of March 31, 2021, the aggregate value of those securities was $2,697,609 representing 0.56% of the Fund's net assets. The Fund doesn’t accrue income on securities for which income has been deemed uncollectible. Additionally, the Fund provides for losses on interest of receivable. Such securities have been identified on the accompanying Consolidated Schedule of Investments.

Distributions to Shareholders – The Fund intends to accrue dividends daily and to distribute as of the last business day of each quarter. Distributions of net capital gains are normally accrued and distributed in December. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Commitments and Contingencies – In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and may be engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency contracts. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended March 31, 2021 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

3. Pandemic RISK

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious diseases, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with properties, operations, productions, offices, and/or personnel in (or other exposure to) areas affected by diseases outbreaks may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 or other infectious diseases will affect the Fund, the Fund’s service providers and/or such issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. The duration of the COVID-19 outbreak cannot be determined with certainty.